                 CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                             YOUR VOTE IS IMPORTANT

Dear Shareholder:

    We are pleased to invite you to attend a joint special meeting (the "Special Meeting") of the shareholders of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund, and together with the International Equity Fund, the "Acquired Funds"). The Board of Directors of each of the Acquired Funds has recently reviewed and unanimously endorsed separate proposals for each of the Acquired Funds to be acquired by Credit Suisse International Focus Fund, Inc. (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.) (the "Acquiring Fund"). The Acquiring Fund is a fund managed by your fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"). Under the terms of the proposals, the Acquiring Fund would acquire all of the assets and liabilities of each of the Acquired Funds.

    The shareholders of the International Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Equity Plan") pursuant to which the acquisition of the International Equity Fund by the Acquiring Fund (the "International Equity Acquisition") would be effected. The shareholders of the International Small Company Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Small Company Plan" and together with the International Equity Plan, the "Plans") pursuant to which the acquisition of the International Small Company Fund by the Acquiring Fund (the "International Small Company Acquisition" and together with the International Equity Acquisition, the "Acquisitions") would be effected.

    The Board of Directors of each of the Acquired Funds and CSAM believe that the relevant Acquisition is in the best interests of the relevant Acquired Fund and its shareholders.

    As noted and further described in the attached Prospectus/Proxy Statement, although the International Equity Fund has the same investment objective as the Acquiring Fund, THERE ARE FOUR SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS
OPERATE: (i) ALTHOUGH THE INTERNATIONAL EQUITY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (ii) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL EQUITY FUND

TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES,
(iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND IS PERMITTED TO INVEST IN EMERGING MARKETS WITHOUT LIMITATION AND (iv) ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, THE ACQUIRING FUND HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND DOES NOT HAVE 12b-1 PLAN APPLICABLE TO ITS COMMON CLASS SHARES.

    As noted and further described in the attached Prospectus/Proxy Statement, although the International Small Company Fund has a similar investment objective as the Acquiring Fund, the International Small Company Acquisition will result in certain material changes to the investment philosophy of the International Small Company Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED ARE THAT (i) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (ii) ALTHOUGH THE INTERNATIONAL SMALL COMPANY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND IS PERMITTED TO INVEST UP TO 25% OF NET ASSETS IN EMERGING MARKETS AND (iv) UNLIKE THE INTERNATIONAL SMALL COMPANY FUND, WHICH UNDER NORMAL MARKET CONDITIONS INVESTS AT LEAST 65% OF TOTAL ASSETS IN EQUITY SECURITIES OF SMALL COMPANIES, THE ACQUIRING FUND, ALTHOUGH PERMITTED TO INVEST WITHOUT LIMITATION IN ISSUERS OF ANY SIZE, TYPICALLY DOES NOT INVEST SUCH A LARGE PROPORTION OF ITS ASSETS IN SMALL COMPANIES.

    The Acquiring Fund has the same co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 5, 2002.

    If shareholders of an Acquired Fund approve the relevant Plan, that Acquired Fund will be liquidated upon consummation of the relevant Acquisition and subsequently dissolved. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of Directors of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

    Upon consummation of an Acquisition, shareholders of the relevant Acquired Fund will become shareholders of the Acquiring Fund, having received shares of the same class with an aggregate net asset value equal to the aggregate net asset value of such shareholder's investment in its fund immediately prior to the relevant Acquisition. No sales or other charges will be imposed in connection with the Acquisitions. In the opinion of counsel, no gain or loss will be recognized by the shareholders of the Acquired Funds for Federal income tax purposes as a result of the Acquisitions and the Acquired Funds generally will not recognize gain or loss for such purposes. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisitions.

    The Special Meeting will be held on March 19, 2002 to consider the Acquisitions and the other matters being presented. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

    Detailed information about each proposal is described in the attached Prospectus/Proxy Statement. THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL RELATING TO YOUR FUND. On behalf of the Board of Directors of each of the Acquired Funds, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to D.F. King & Co, Inc., the Acquired Funds' proxy solicitor, Attn.: Dominic F. Maurillo, at (212) 269-2796. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling 1-(800) 714-3312 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) Monday through Saturday or through the Internet using the Internet address located on your proxy card.

    Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitations. When the Acquired Funds record proxies by telephone or through the Internet, they will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholder. We have been advised that Internet voting procedures that have been made available to you are consistent with the requirements of applicable law.

    Whichever voting method you choose, please read the full text of the Prospectus/Proxy Statement before you vote.

    If you have any questions regarding either of the proposed Acquisitions, please feel free to call D.F. King & Co., Inc. at 1-(800) 714-3312 who will be pleased to assist you.

    IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

/s/ Hal Liebes

Hal Liebes
Secretary of the Acquired Funds

January 18, 2002

                                                                January 18, 2002

                 CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                      IMPORTANT NEWS FOR FUND SHAREHOLDERS

    While we encourage you to read the full text of the enclosed Prospectus/ Proxy Statement, here is a brief overview of the proposal you are being asked to vote on.

Q & A: QUESTIONS AND ANSWERS

Q: WHAT IS HAPPENING?

A: Credit Suisse Asset Management, LLC ("CSAM") is proposing to combine, in separate transactions, the assets of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund" and together with the International Equity Fund, the "Acquired Funds") with Credit Suisse International Focus Fund, Inc. (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.) (the "Acquiring Fund").

    The shareholders of the International Equity Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Equity Plan") for the assets and liabilities of the International Equity Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "International Equity Acquisition"). The shareholders of the International Small Company Fund are being asked to vote on an Agreement and Plan of Reorganization (the "International Small Company Plan" and together with the International Equity Plan, the "Plans") for the assets and liabilities of the International Small Company Fund to be acquired by the Acquiring Fund in a tax-free exchange of shares (the "International Small Company Acquisition" and together with the International Equity Acquisition, the "Acquisitions").

    If each Plan is approved and each Acquisition consummated, you would no longer be a shareholder of the International Equity Fund or the International Small Company Fund, as the case may be, but would become a shareholder of the Acquiring Fund.

Q: WHAT ARE THE DIFFERENCES BETWEEN MY FUND AND THE ACQUIRING FUND?

A: As noted and further described in the attached Prospectus/Proxy Statement, although the International Equity Fund has the same investment objective as the Acquiring Fund, THERE ARE FOUR SIGNIFICANT

    DIFFERENCES IN THE WAY THE FUNDS OPERATE: (i) ALTHOUGH THE INTERNATIONAL EQUITY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (ii) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND IS PERMITTED TO INVEST IN EMERGING MARKETS WITHOUT LIMITATION AND (iv) ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, THE ACQUIRING FUND HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND DOES NOT HAVE 12b-1 PLAN APPLICABLE TO ITS COMMON CLASS SHARES.

    As noted and further described in the attached Prospectus/Proxy Statement, although the International Small Company Fund has a similar investment objective as the Acquiring Fund, the International Small Company Acquisition will result in certain material changes to the investment philosophy of the International Small Company Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED ARE THAT (i) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (ii) ALTHOUGH THE INTERNATIONAL SMALL COMPANY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND IS PERMITTED TO INVEST UP TO 25% OF NET ASSETS IN EMERGING MARKETS AND (iv) UNLIKE THE INTERNATIONAL SMALL COMPANY FUND, WHICH UNDER NORMAL MARKET CONDITIONS INVESTS AT LEAST 65% OF TOTAL ASSETS IN EQUITY SECURITIES OF SMALL COMPANIES, THE ACQUIRING FUND, ALTHOUGH PERMITTED TO INVEST WITHOUT LIMITATION IN ISSUERS OF ANY SIZE, TYPICALLY DOES NOT INVEST SUCH A LARGE PROPORTION OF ITS ASSETS IN SMALL COMPANIES.

    The Acquiring Fund has the same investment adviser, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds. The closing of each Acquisition (the "Closing Date") is expected to be on or about April 5, 2002.

Q: WHAT WILL HAPPEN TO FUND EXPENSES?

A: The Acquisitions will result in lower gross and net operating expenses for both former International Equity Fund and International Small Company Fund shareholders.

    For the fiscal year ended October 31, 2001, the International Equity Fund's Common Class and Advisor Class shares had total net annual expenses of 1.53% and 2.03%, respectively, of average daily net assets. For the fiscal year ended October 31, 2001, the International Small Company Fund's Common Class shares had total net annual expenses of 1.55% of average daily net assets. The pro forma net expense ratio of the Acquiring Fund's Common Class and Advisor Class shares, assuming completion of both Acquisitions, is estimated to be approximately 1.49% and 1.99%, respectively, of average daily net assets. SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS SHOULD NOTE THAT ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, IT HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS.

Q: WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The Board of Directors of each of the Acquired Funds believe that their respective shareholders may benefit from the proposed Acquisitions, in part, because each Acquisition will result in a single larger fund with a potentially lower expense ratio. Each of the proposed Acquisitions may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition on which you are being asked to vote.

Q: WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?

A: Each Acquisition is expected to be a tax-free event. Generally, shareholders of the Acquired Funds will not incur capital gains or losses on the conversion from their respective funds to the Acquiring Fund. Shareholders will incur capital gains or losses if they sell their shares in their fund before the relevant Acquisition becomes effective or sell (or exchange) their Acquiring Fund shares after the relevant Acquisition becomes effective. Shareholders will also be responsible for tax obligations associated with periodic dividend and capital gains distributions that occur prior to and after the relevant Acquisition. Each of the Acquired Funds will pay a dividend of any undistributed net investment income and capital gains, which may be substantial, immediately prior to the Closing Date. Please note that retirement accounts are exempt from such tax consequences.

Q: WHAT HAPPENS IF MY PLAN IS NOT APPROVED?

A: In the event your Plan is not approved, you will continue to be a shareholder of your fund and the Board of Directors of your fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in the attached Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in the Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

Q: HOW DO THE BOARD MEMBERS OF MY FUND RECOMMEND THAT I VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED
    FUNDS, INCLUDING THOSE DIRECTORS WHO ARE NOT AFFILIATED WITH THE ACQUIRED FUNDS OR CSAM, RECOMMEND THAT YOU VOTE FOR THE PROPOSAL RELATING TO YOUR FUND.

Q: WHOM DO I CALL FOR MORE INFORMATION?

A: Please call D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at
    1-(800) 714-3312.

Q: HOW CAN I VOTE MY SHARES?

A: Please choose one of the following options to vote your shares:

    - By mail, with the enclosed proxy card;

    - By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at 1-(800) 714-3312;

    - By faxing the enclosed proxy card to D.F. King & Co., Inc. Attn:
      Dominic F. Maurillo, at (212) 269-2796;

    - Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

    - In person at the Special Meeting.

Q: WILL THE ACQUIRED FUNDS PAY FOR THIS PROXY SOLICITATION?

A: No. CSAM or its affiliates will bear these costs.

                 CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017

------------------------------------------------------------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 19, 2002

------------------------------------------------------------------

    Notice is hereby given that a Joint Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund and together with the International Equity Fund, the "Acquired Funds") will be held at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017 on March 19, 2002, commencing at 3:00 p.m. for the following purposes:

    1. SHAREHOLDERS OF THE INTERNATIONAL EQUITY FUND: The shareholders of the International Equity Fund are being asked to approve an Agreement and Plan of Reorganization (the "International Equity Plan") providing that
        (i) the International Equity Fund would transfer to Credit Suisse International Focus Fund, Inc. (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.) (the "Acquiring Fund"), all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the International Equity Fund's liabilities,
        (ii) such shares of the Acquiring Fund would be distributed to shareholders of the International Equity Fund in liquidation of the International Equity Fund, and (iii) the International Equity Fund would subsequently be dissolved;

    2. SHAREHOLDERS OF THE INTERNATIONAL SMALL COMPANY FUND: The shareholders of the International Small Company Fund are being asked to approve an Agreement and Plan of Reorganization (the "International Small Company Plan" and together with the International Equity Plan, the "Plans") providing that (i) the International Small Company Fund would transfer to the Acquiring Fund, all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the International Small Company Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the International Small Company Fund in liquidation of the International Small Company Fund, and (iii) the International Small Company Fund would subsequently be dissolved; and

    3. To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

    THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSAL RELATING TO YOUR FUND.

    The Board of Directors of each of the Acquired Funds have fixed the close of business on January 11, 2002 as the record date for the determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

    - By mail, with the enclosed proxy card(s);

    - By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D.F. King & Co., Inc., the Acquired Funds' proxy solicitor, at 1-(800) 714-3312;

    - By faxing the enclosed proxy card to D.F. King & Co., Inc., Attn:
      Dominic F. Maurillo, at (212) 269-2796;

    - Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

    - In person at the Special Meeting.

    If you have any questions regarding the proposals, please feel free to call D.F. King & Co., Inc. at 1-(800) 714-3312.

    IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

By Order of the Board of Directors,

/s/ Hal Liebes

Hal Liebes
Secretary of the Acquired Funds

January 18, 2002

            YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO
                   AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

    The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

4.  Registration

     Corporate Accounts                  Valid Signatures
     ------------------                  ----------------
     (1)  ABC Corp.....................  ABC Corp.
     (2)  ABC Corp.....................  John Doe, Treasurer
     (3)  ABC Corp.
          c/o John Doe, Treasurer......  John Doe
     (4)  ABC Corp. Profit Sharing
          Plan.........................  John Doe, Trustee

     Trust Accounts
     --------------
     (1)  ABC Trust....................  Jane B. Doe, Trustee
     (2)  Jane B. Doe, Trustee
          u/t/d 12/28/78...............  Jane B. Doe

     Custodial or Estate Accounts
     ----------------------------
     (1)  John B. Smith, Cust.
          f/b/o John B. Smith, Jr.
          UGMA.........................  John B. Smith
     (2)  John B. Smith................  John B. Smith, Jr., Executor

                           PROSPECTUS/PROXY STATEMENT
                                JANUARY 18, 2002

                                PROXY STATEMENT
                 CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                                   PROSPECTUS
                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

    This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") and Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund" and together with the International Equity Fund, the "Acquired Funds"), each an open-end, diversified management investment company organized as a Maryland corporation, in connection with the solicitation of proxies by each fund's Board of Directors for use at a Joint Special Meeting of Shareholders to be held on March 19, 2002 at 3 p.m. (the "Special Meeting"), at the offices of the Acquired Funds located at 466 Lexington Avenue, 16th Floor, New York, New York 10017, or any adjournment(s) thereof. The only proposals to be considered are set forth below:

    1. INTERNATIONAL EQUITY FUND SHAREHOLDERS: To approve an agreement and plan of reorganization applicable to the International Equity Fund (the "International Equity Plan");

    2. INTERNATIONAL SMALL COMPANY FUND SHAREHOLDERS: To approve an agreement and plan of reorganization applicable to the International Small Company Fund (the "International Small Company Plan" and together with the International Equity Plan, the "Plans"); and

    3. To transact such other business as may properly come before the Special Meeting and any adjournment(s) thereof.

    Pursuant to the Plans, each Acquired Fund would transfer to Credit Suisse International Focus Fund, Inc. (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.) (the "Acquiring Fund" and, together with the Acquired Funds, the "Funds"), an open-end, diversified management investment company organized as a Maryland corporation, all of such fund's assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of such fund's liabilities; such shares of the Acquiring Fund would be distributed to shareholders of an Acquired Fund in liquidation of such Acquired Fund; and such Acquired Fund would subsequently be dissolved (each an "Acquisition" and collectively, the "Acquisitions").

    As noted and further described herein, although the International Equity Fund has the same investment objective (i.e., long-term capital appreciation) as the Acquiring Fund, THERE ARE FOUR SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS
OPERATE: (i) ALTHOUGH THE INTERNATIONAL EQUITY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (ii) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND IS PERMITTED TO INVEST IN EMERGING MARKETS WITHOUT LIMITATION AND (iv) ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, THE ACQUIRING FUND HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND DOES NOT HAVE 12b-1 PLAN APPLICABLE TO ITS COMMON CLASS SHARES. The International Equity Fund seeks to achieve its investment objective by investing in securities of companies located in or conducting a majority of their business outside the United States or companies whose securities trade primarily in markets outside the United States. Under normal market conditions, the International Equity Fund will invest at least 65% of its assets in equity securities of issuers from at least three foreign countries. The International Equity Fund typically diversifies its investments across different countries, although at times it may invest a significant part of its assets in a single country. In choosing equity securities, the International Equity Fund uses a bottom-up investment approach and seeks to identify companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

    As noted and further described herein, although the International Small Company Fund has a similar investment objective as the Acquiring Fund, the Acquisition of the International Small Company Fund by the Acquiring Fund will result in certain material changes to the investment philosophy of the International Small Company Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED ARE THAT (i) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF

COMPANIES, (ii) ALTHOUGH THE INTERNATIONAL SMALL COMPANY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND IS PERMITTED TO INVEST UP TO 25% OF NET ASSETS IN EMERGING MARKETS AND (iv) UNLIKE THE INTERNATIONAL SMALL COMPANY FUND, WHICH UNDER NORMAL MARKET CONDITIONS INVESTS AT LEAST 65% OF TOTAL ASSETS IN EQUITY SECURITIES OF SMALL COMPANIES, THE ACQUIRING FUND, ALTHOUGH PERMITTED TO INVEST WITHOUT LIMITATION IN ISSUERS OF ANY SIZE, TYPICALLY DOES NOT INVEST SUCH A LARGE PROPORTION OF ITS ASSETS IN SMALL COMPANIES. The investment objective of the International Small Company Fund is capital appreciation. The International Small Company Fund seeks to achieve its objective by investing in equity securities of small companies located or conducting a majority of their business outside the United States or small companies whose securities trade primarily in markets outside the United States. The International Small Company Fund seeks to identify those companies that are attractively valued relative to their projected growth rates. Under normal market conditions, the International Small Company Fund will invest at least 65% of its assets in equity securities of small companies from at least three foreign countries. The International Small Company Fund considers a "small" company to be one whose market capitalization does not exceed the largest capitalization of companies in the Morgan Stanley Capital International EAFE Small Cap Index. As of December 31, 2000, the largest market capitalization companies represented in the EAFE Small Cap Index was $1.55 billion. Some companies may outgrow the definition of small company after the International Small Company Fund has purchased their securities. These companies will continue to be considered small for purposes of the fund's minimum 65% allocation to foreign small company equity securities and as a result, the International Small Company's average market capitalization may sometimes exceed that of the largest company in the EAFE Small Cap Index.

    As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal market conditions, the Acquiring Fund invests at least 65% of its assets in equity securities of issuers from at least three major foreign markets. The Acquiring Fund seeks to diversify its investments across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

    Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Fund ("CSAM"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and PFPC, Inc. ("PFPC"), co-administrators of the Acquiring Fund, serve in the same capacities for each of the Acquired Funds. In addition, the Acquiring Fund uses the same distributor, custodian, transfer agent, independent accountant and counsel as each of the Acquired Funds.

    As a result of the proposed Acquisitions, shareholders of each of the Acquired Funds will receive that number of shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of its fund immediately prior to the relevant Acquisition. The expenses of each Acquisition and the costs associated with these solicitations will be borne by CSAM or its affiliates. No sales or other charges will be imposed on the shares of the Acquiring Fund received by the shareholders of the Acquired Funds in connection with the Acquisitions. Shareholders of each of the Acquired Funds should note that although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class Shares, the Acquiring Fund has adopted a 12b-1 Plan pursuant to which its Common Class Shares could be subject to a fee equal to .25% of average daily net assets. Both transactions are structured to be tax-free for Federal income tax purposes to shareholders of the Acquired Funds, to each Acquired Fund and the Acquiring Fund.

    This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about January 24, 2002. A Statement of Additional Information, dated January 18, 2002, relating to this Prospectus/Proxy Statement and the Acquisitions, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling (800) 225-8011.

    The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

    - The current Common Class and Advisor Class Prospectuses of the Acquiring Fund, each dated February 28, 2001, each as supplemented as of the date hereof. The Acquiring Fund's Prospectuses accompany this Prospectus/Proxy Statement.

    - The current Common Class and Advisor Class Prospectuses of the International Equity Fund, each dated February 28, 2001, each as supplemented as of the date hereof. Copies may be obtained without charge by writing to the address on the cover page of this Prospectus/ Proxy Statement or by calling (800) 225-8011.

    - The current Common Class Prospectus of the International Small Company Fund, dated February 28, 2001, as supplemented as of the date hereof. Copies may be obtained without charge by writing to the address on the cover page of this Prospectus/Proxy statement or by calling
      (800) 225-8011.

    - The Annual Report of each of the Acquired Funds and of the Acquiring Fund for the fiscal year ended October 31, 2001. The Annual Report of the Acquiring Fund accompanies this Prospectus/ Proxy Statement.

    Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Plans for the proposed Acquisitions.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
PROPOSAL -- APPROVAL OF THE PLAN............................      7
Summary.....................................................      7
Risk Factors................................................     12
Reasons for the Acquisition.................................     13
Fee Tables..................................................     14
Information About the Acquisition...........................     20
Total Returns...............................................     26
Share Ownership of the Funds................................     27
Comparison of Investment Objectives and Policies............     28
Determination of Net Asset Value of Shares of the Acquiring
  Fund......................................................     36
Management of Each Fund.....................................     36
Interest of CSAM in the Acquisition.........................     37
Information on Shareholders' Rights.........................     37
Conclusion..................................................     40
Required Vote...............................................     40
ADDITIONAL INFORMATION......................................     41
VOTING INFORMATION..........................................     41
OTHER BUSINESS..............................................     43
FINANCIAL STATEMENTS AND EXPERTS............................     43
ADDITIONAL MATERIALS........................................     44
LEGAL MATTERS...............................................     44
EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION.............    A-1

                       PROPOSAL -- APPROVAL OF THE PLANS

SUMMARY

    THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLANS (A COPY OF THE FORM OF THE PLANS IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE ACQUIRED FUNDS, THE STATEMENTS OF ADDITIONAL INFORMATION OF THE ACQUIRED FUNDS, THE PROSPECTUSES OF THE ACQUIRING FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND.

    PROPOSED ACQUISITIONS. Each Plan provides for the acquisition of all of the assets and liabilities of the relevant Acquired Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund. The Plans also call for the distribution of shares of the Acquiring Fund to the Acquired Funds' shareholders in liquidation of each of the Acquired Funds. As a result of the Acquisitions, each shareholder of a class of shares of the Acquired Funds will become the owner of that number of full and fractional shares of the same class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares in its fund as of the close of business on the date that the relevant fund's assets and liabilities are exchanged for shares of the Acquiring Fund. See "Information About the Acquisition -- Agreement and Plan of Reorganization."

    For the reasons set forth below under "Reasons for the Acquisitions," the Board of Directors of each of the Acquired Funds, including the Directors of the Acquired Funds who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have unanimously concluded that the relevant Acquisition would be in the best interests of its shareholders and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the relevant Acquisition. Each Board therefore has submitted the respective Plans for approval by its shareholders. The Board of Directors of the Acquiring Fund has also reached similar conclusions and approved each Acquisition with respect to the Acquiring Fund.

    Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. See "Voting Information." If shareholders of an Acquired Fund approve the relevant Acquisition, that Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement.

Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Board of Directors of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

    TAX CONSEQUENCES. Prior to completion of the Acquisitions, each of the Acquired Funds and the Acquiring Fund will have received an opinion of counsel that, upon the closing of the relevant Acquisition and the transfer of the assets of each of the Acquired Funds, no gain or loss will be recognized by the shareholders of either of the Acquired Funds for Federal income tax purposes and, generally neither of the Acquired Funds will recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Fund shares received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of such Acquired Fund previously held by such shareholder. In addition, the holding period and aggregate tax basis of the assets of each of the Acquired Funds in the hands of the Acquiring Fund as a result of the Acquisitions, will generally be the same as in the hands of the relevant Acquired Fund immediately prior to the Acquisition.

    INVESTMENT OBJECTIVES AND POLICIES. As noted and further described herein, although the International Equity Fund has the same investment objective (i.e., long-term capital appreciation) as the Acquiring Fund, THERE ARE FOUR SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS OPERATE: (i) ALTHOUGH THE INTERNATIONAL EQUITY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS, (ii) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL EQUITY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND IS PERMITTED TO INVEST IN EMERGING MARKETS WITHOUT LIMITATION AND (iv) ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, THE ACQUIRING FUND HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS, WHILE THE INTERNATIONAL EQUITY FUND DOES NOT HAVE 12b-1 PLAN APPLICABLE TO ITS COMMON CLASS SHARES. The International Equity Fund seeks to achieve its investment objective by investing in securities of companies located in or conducting a majority of their business outside the United States or companies whose securities trade primarily in markets outside the United

States. Under normal market conditions, the International Equity Fund will invest at least 65% of its assets in equity securities of issuers from at least three foreign countries. The International Equity Fund typically diversifies its investments across different countries, although at times it may invest a significant part of its assets in a single country. In choosing equity securities, the International Equity Fund uses a bottom-up investment approach and seeks to identify companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

    As noted and further described herein, although the International Small Company Fund has a similar investment objective (i.e., capital appreciation) as the Acquiring Fund, the Acquisition of the International Small Company Fund by the Acquiring Fund will result in certain material changes to the investment philosophy of the International Small Company Fund. THE MOST SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED ARE THAT (i) AS A FOCUS FUND, THE ACQUIRING FUND FOCUSES ITS INVESTMENTS IN EQUITY SECURITIES OF 40-60 COMPANIES AND THE ACQUIRING FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF ITS ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND TYPICALLY DIVERSIFIES ITS INVESTMENTS AMONG A BROADER RANGE OF COMPANIES, (ii) ALTHOUGH THE INTERNATIONAL SMALL COMPANY FUND INVESTS IN SECURITIES OF ISSUERS IN ANY FOREIGN COUNTRY, THE ACQUIRING FUND INVESTS AT LEAST 65% OF ITS ASSETS IN EQUITY SECURITIES OF ISSUERS LOCATED IN OR CONDUCTING A MAJORITY OF THEIR BUSINESS IN MAJOR FOREIGN MARKETS OR COMPANIES WHOSE SECURITIES TRADE PRIMARILY IN MAJOR FOREIGN MARKETS,
(iii) THE ACQUIRING FUND'S INVESTMENTS IN EMERGING MARKETS ARE LIMITED TO 10% OF NET ASSETS, WHILE THE INTERNATIONAL SMALL COMPANY FUND IS PERMITTED TO INVEST UP TO 25% OF NET ASSETS IN EMERGING MARKETS AND (iv) UNLIKE THE INTERNATIONAL SMALL COMPANY FUND, WHICH UNDER NORMAL MARKET CONDITIONS INVESTS AT LEAST 65% OF TOTAL ASSETS IN EQUITY SECURITIES OF SMALL COMPANIES, THE ACQUIRING FUND, ALTHOUGH PERMITTED TO INVEST WITHOUT LIMITATION IN ISSUERS OF ANY SIZE, TYPICALLY DOES NOT INVEST SUCH A LARGE PROPORTION OF ITS ASSETS IN SMALL COMPANIES. The International Small Company Fund seeks to achieve its objective by investing in equity securities of small companies located or conducting a majority of their business outside the United States or small companies whose securities trade primarily in markets outside the United States. The International Small Company Fund seeks to identify those companies that are attractively valued relative to their projected growth rates. Under normal market conditions, the International Small Company Fund will invest at least 65% of its assets in equity securities of small companies from at least three foreign countries. The International Small Company Fund considers a "small" company to be one whose market capitalization does not exceed the largest capitalization of companies in the Morgan Stanley Capital International EAFE Small Cap Index. As of December 31, 2000, the largest market capitalization companies represented in the EAFE Small Cap Index was $1.55 billion. Some companies may outgrow the definition of small company after the International Small Company Fund has purchased their securities. These companies will continue to be considered small for purposes of the fund's minimum 65% allocation to foreign small company equity securities and as a result, the International

Small Company's average market capitalization may sometimes exceed that of the largest company in the EAFE Small Cap Index.

    As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal market conditions, the Acquiring Fund invests at least 65% of its assets in equity securities of issuers from at least three major foreign markets. Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. (Major foreign markets are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index). The Acquiring Fund seeks to diversify its investments across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth. See "Comparison of Investment Objectives and Policies -- Primary Investments" for a discussion of the impact of new Rule 35d-1 under the 1940 Act on the Acquiring Fund's investment policies.

    PURCHASE AND REDEMPTION PROCEDURES. The purchase and redemption procedures available to shareholders of a class of the Acquiring Fund are identical to those available to shareholders of the same class of each of the Acquired Funds.

    SALES CHARGES. Shares of the Funds are sold at net asset value per share and without an initial or contingent deferred sales charge. CURRENTLY, THE ACQUIRING FUND DOES NOT ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, ALTHOUGH IT HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A 12b-1 FEE OF 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS. The International Equity Fund does not have a 12b-1 Plan applicable to its Common Class shares. Common Class shares of the International Small Company Fund are subject to a 12b-1 fee of 0.25% per annum of average daily net assets. The Advisor Class shares of the Acquiring Fund and the International Equity Fund are each subject to a 12b-1 fee of 0.50% per annum of average daily net assets. Each Fund has a compensation type 12b-1 Plan in which the distributor receives the distribution fee regardless of the cost of the distribution activities performed. See "Fee Table" below.

    EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of a class of the Acquiring Fund are identical to those available to shareholders of the same class of each of the Acquired Funds. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other mutual funds in the Credit Suisse family of funds at their respective net asset values, provided that such fund offers the relevant class of shares. Exchanges may be effected by mail or telephone. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which shares are being purchased. The Funds reserve the right to refuse exchange purchases by any person or group, if in CSAM's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The exchange privilege may be modified or terminated at any time upon 30-days' notice to shareholders.

    The exchange privilege is available to shareholders residing in any state in which the relevant fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange.

    DIVIDENDS. The Acquiring Fund and each of the Acquired Funds distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant class of the Fund unless a shareholder elects otherwise. Each Fund typically declares and pays dividends, if any, from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, of each Fund will be distributed once a year. See "Dividend and Distribution Information" in the accompanying Prospectuses of the Acquiring Fund.

    APPRAISAL RIGHTS. Under the laws of the State of Maryland, shareholders of the Acquiring Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquiring Fund. In addition, under the laws of the State of Maryland, shareholders of the Acquired Funds do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Funds by another entity. Shareholders of the Acquired Funds may, however, redeem their shares at net asset value prior to the date of the respective Acquisitions (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights -- Voting Rights."

RISK FACTORS

    Shareholders of each of the Acquired Funds should note that the Acquiring Fund may be subject to greater volatility than a fund that invests in a larger number of issuers because of the Acquiring Fund's strategy of focusing its investments in equity securities of 40-60 foreign companies and because at any one time the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets.

    The investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the International Equity Fund are identical and certain other investment policies and restrictions of the Acquiring Fund are substantially similar to those of the International Equity Fund. The principal risk factors affecting both the Acquiring Fund and the International Equity Fund are
(i) foreign securities risk and (ii) market risk. The International Equity Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the International Equity Fund is permitted to invest in emerging markets without limitation, while the Acquiring Fund may invest up to 10% of net assets in emerging markets. The Acquiring Fund has greater exposure to the risks associated with investing in illiquid or restricted securities than the International Equity Fund as the Acquiring Fund may invest up to 15% of net assets in illiquid or restricted securities, while the International Equity Fund may invest up to 10% of total assets in such securities.

    Although the investment objectives of the Acquiring Fund (i.e., long-term capital appreciation) and the International Small Company Fund (i.e., capital appreciation), are similar, there are several significant differences in the way the funds are managed that may effect the risks associated with each fund. As noted above, the principal risk factors affecting the Acquiring Fund are
(i) foreign securities risk and (ii) market risk. The principal risk factors affecting the International Small Company Fund are (i) foreign securities risk,
(ii) market risk and (iii) risks associated with investing in start-up and other small companies. Although the Acquiring Fund and the International Small Company Fund are both permitted to invest in start-up and other small companies without limitation, the International Small Company Fund's policy of investing in such companies to a great degree exposes it to additional risks, including increased market risk, information risk and liquidity risks. The International Small Company Fund has greater exposure to the risks associated with investing in emerging markets than the Acquiring Fund as the International Small Company Fund is permitted to invest up to 25% of net assets in emerging markets, while the Acquiring Fund may invest up to 10% of net assets in emerging markets. The International Small Company Fund also has greater exposure to the risks of engaging in naked short sales of securities than the Acquiring Fund as the International Small Company Fund is permitted to invest up to 10% of net assets in naked short sales, while the Acquiring Fund is not permitted to invest in naked short sales.

REASONS FOR THE ACQUISITION

    The Board of Directors of each of the Acquired Funds has unanimously determined that it is in the best interest of each of the Acquired Funds to effect the respective Acquisitions. In reaching this conclusion, the Boards considered a number of factors, including the following:

     1. each Acquisition will result in a single larger fund focused on long-term capital appreciation through investments in companies in major foreign markets using a focused investment approach;

     2. each Acquisition may increase efficiencies, eliminating one of the two sets of prospectuses, annual reports and other documents required for two funds, although there is no guarantee that the combined fund will realize such efficiencies;

     3. a larger asset base could provide portfolio management benefits, such as the ability to command more attention from brokers and underwriters of portfolio securities;

     4. the performance record of the Acquiring Fund;

     5. the terms and conditions of the respective Acquisitions;

     6. the investment objectives, investment philosophies, investment policies and restrictions of the Acquiring Fund in relation to those of the Acquired Funds;

     7. that the investment adviser for the Acquiring Fund is the same as that of each of the Acquired Funds;

     8. the federal tax consequences of the Acquisitions, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of either of the Acquired Funds or by the Acquiring Fund for Federal income tax purposes as a result of the Acquisitions and that the Acquired Funds generally will not recognize gain or loss for such purposes;

     9. that the interests of shareholders of each of the Acquired Funds will not be diluted as a result of the respective Acquisitions;

    10. that the expenses of each Acquisition will be borne by CSAM or its affiliates; and

    11. that no sales or other charges will be imposed in connection with the Acquisitions.

    In considering the Acquisition of the International Equity Fund, the Board considered that the Acquisition will mitigate potential risks associated with investing in emerging markets. With regard to the Acquisition of the International Small Company Fund, the Board took note of the fact that the Acquisition will increase the universe of available investments by, in effect, removing the small capitalization focus. The potential risks associated with investing in smaller companies may also be mitigated.

    In light of the foregoing, the Board of Directors of each of the Acquired Funds, including the Independent Directors, have determined that it is in the best interests of their respective funds and their respective shareholders to effect the Acquisitions. The Board of Directors of each of the Acquired Funds have also determined that the Acquisitions will not result in dilution of the interests of their fund's shareholders. In making these determinations, the Boards did not give equal weight to each factor.

    The Board of Directors of the Acquiring Fund has also determined that it is advantageous to the Acquiring Fund to effect each Acquisition. The Acquiring Fund's Board of Directors considered, among other things, the terms and conditions of each Acquisition and representations that each Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Directors of the Acquiring Fund, including a majority of the Independent Directors, has determined that each Acquisition is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's shareholders would not be diluted as a result of the Acquisitions.

                                   FEE TABLES

INTERNATIONAL EQUITY FUND/ACQUIRING FUND ACQUISITION

    Following is a table showing current fees and expenses of the Common Class and Advisor Class shares of the International Equity Fund, holders of which will receive the corresponding class of the Acquiring Fund upon closing of the Acquisition of the International Equity Fund, and the fees and expenses of the Common Class and Advisor Class shares of the Acquiring Fund before and after giving effect to the Acquisition of the International Equity Fund. The information, set forth in the table below is as of October 31, 2001, except the information for the Advisor Class of the Acquiring Fund shows the estimated fees and expenses for the fiscal year ending

October 31, 2002. The table does not reflect charges that institutions and financial intermediaries may impose on their customers.

                                                                                 CREDIT SUISSE
                                                                              INTERNATIONAL FOCUS
                                                        INTERNATIONAL           FUND PRO FORMA
                                 ACQUIRING FUND*         EQUITY FUND       -------------------------
                               -------------------   -------------------     COMMON        ADVISOR
                                COMMON    ADVISOR     COMMON    ADVISOR    CLASS AFTER   CLASS AFTER
                                CLASS      CLASS      CLASS      CLASS     ACQUISITION   ACQUISITION
                               --------   --------   --------   --------   -----------   -----------
Shareholder Transaction
  Expenses:
  Maximum sales charge
    imposed on purchases (as
    a percentage of offering
    price)...................     None      None       None       None         None          None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge
  (as a percentage of
  original purchase price, or
  redemption proceeds, as
  applicable)................     None      None       None       None         None          None
----------------------------------------------------------------------------------------------------
Annual Fund Operating
  Expenses (expenses that are
  deducted from fund
  assets)....................
  Management fees............     1.00%     1.00%      1.00%      1.00%        1.00%         1.00%
  12b-1 fees.................     None**     .50%      None        .50%        None**         .50%
  Other expenses.............      .62%      .62%       .53%       .53%         .50%          .50%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating
  Expenses***................     1.62%     2.12%      1.53%      2.03%        1.50%         2.00%
----------------------------------------------------------------------------------------------------

*   The Acquiring Fund commenced offering Advisor Class shares on December 24,
    2001.

** Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

*** Actual fees and expenses for the fiscal year ended October 31, 2001 are shown below, except that the information for the Acquiring Fund shows the estimated fees and expenses for the fiscal year ending October 31, 2002. Fee waivers and expense reimbursements or credits reduced expenses for the Acquiring Fund during its most recent fiscal year but may be discontinued at any time.

                                  AFTER FEE WAIVERS AND REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------
                                                                                      CREDIT SUISSE
                                                                                      INTERNATIONAL
                                                                                       FOCUS FUND
                                                             INTERNATIONAL              PRO FORMA
                                      ACQUIRING FUND*         EQUITY FUND       -------------------------
                                    -------------------   -------------------     COMMON        ADVISOR
                                     COMMON    ADVISOR     COMMON    ADVISOR    CLASS AFTER   CLASS AFTER
                                     CLASS      CLASS      CLASS      CLASS     ACQUISITION   ACQUISITION
                                    --------   --------   --------   --------   -----------   -----------
Annual Fund Operating Expenses
  (expenses that are deducted from
  fund assets)....................
  Management fees.................      .99%      .99%      1.00%      1.00%        1.00%         1.00%
  12b-1 fees......................     None**     .50%      None        .50%        None**         .50%
  Other expenses..................      .61%      .61%       .53%       .53%         .50%          .50%
---------------------------------------------------------------------------------------------------------
Net Annual Fund Operating
  Expenses........................     1.60%     2.10%      1.53%      2.03%        1.50%         2.00%
---------------------------------------------------------------------------------------------------------

 * The Acquiring Fund commenced offering Advisor Class shares on December 24, 2001.

 ** Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

INTERNATIONAL SMALL COMPANY FUND/ACQUIRING FUND ACQUISITION

    Following is a table showing current fees and expenses of the Common Class shares of the International Small Company Fund, holders of which will receive shares of the Common Class of the Acquiring Fund upon closing of the Acquisition of the International Small Company Fund, and the fees and expenses of the Common Class shares of the Acquiring Fund before and after giving effect to the Acquisition of the International Small Company Fund. The information in the table set forth below is as of October 31, 2001. The table does not reflect charges that institutions and financial intermediaries may impose on their customers.

                           BEFORE FEE WAIVERS AND REIMBURSEMENTS
-------------------------------------------------------------------------------------------
                                                                            CREDIT SUISSE
                                                                            INTERNATIONAL
                                                         INTERNATIONAL     FOCUS FUND PRO
                                                         SMALL COMPANY          FORMA
                                        ACQUIRING FUND        FUND        -----------------
                                        --------------   --------------     COMMON CLASS
                                         COMMON CLASS     COMMON CLASS    AFTER ACQUISITION
                                        --------------   --------------   -----------------
Shareholder Transaction Expenses:
  Maximum sales charge imposed on
    purchases (as a percentage of
    offering price)...................       None             None               None
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (as a
  percentage of original purchase
  price, or redemption proceeds, as
  applicable).........................       None             None               None
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
  (expenses that are deducted from
  fund assets)
  Management fees.....................       1.00%            1.10%              1.00%
  12b-1 fees..........................       None*             .25%              None*
  Other expenses......................        .62%             .91%               .53%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating
  Expenses**..........................       1.62%            2.26%              1.53%
-------------------------------------------------------------------------------------------

 * Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

 ** Actual fees and expenses for the fiscal year ended October 31, 2001 are shown below, except that the information for the Acquiring Fund shows the estimated fees and expenses for the fiscal year ending October 31, 2002. Fee waivers and expense reimbursements or credits reduced expenses for the International Small Company Fund and the Acquiring Fund during their most recent fiscal years but may be discontinued at any time.

                             AFTER FEE WAIVERS AND REIMBURSEMENTS
-----------------------------------------------------------------------------------------------
                                                                            CREDIT SUISSE
                                                      INTERNATIONAL    INTERNATIONAL FOCUS FUND
                                                          SMALL               PRO FORMA
                                     ACQUIRING FUND    COMPANY FUND    ------------------------
                                     --------------   --------------      COMMON CLASS AFTER
                                      COMMON CLASS     COMMON CLASS          ACQUISITION
                                     --------------   --------------   ------------------------
Annual Fund Operating Expenses
    (expenses that are deducted
    from fund assets)..............
  Management fees..................        .99%             .40%                 1.00%
  12b-1 fees.......................       None*             .25%                 None*
  Other expenses...................        .61%             .90%                  .53%
-----------------------------------------------------------------------------------------------
Net Annual Fund Operating
    Expenses.......................       1.60%            1.55%                 1.53%
-----------------------------------------------------------------------------------------------

  * Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

COMBINED ACQUISITIONS

    Following is a table showing current fees and expenses of the Common Class and Advisor Class shares of the International Equity Fund, the Common Class shares of the International Small Company Fund and the fees and expenses of the Common Class and Advisor Class shares of the Acquiring Fund before giving effect to the Acquisitions and on a pro forma basis assuming both Acquisitions are consummated. The information set forth in the table below is as of October 31, 2001, except the information for the Advisor Class of the Acquiring Fund shows the estimated fees and expenses for the fiscal year ending October 31, 2002. The table does not reflect charges that institutions and financial intermediaries may impose on their customers.

                                   BEFORE FEE WAIVERS AND REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL         CREDIT SUISSE
                                                                       SMALL          INTERNATIONAL FOCUS
                                                INTERNATIONAL         COMPANY           FUND PRO FORMA
                         ACQUIRING FUND*         EQUITY FUND           FUND        -------------------------
                       -------------------   -------------------   -------------     COMMON        ADVISOR
                        COMMON    ADVISOR     COMMON    ADVISOR       COMMON       CLASS AFTER   CLASS AFTER
                        CLASS      CLASS      CLASS      CLASS         CLASS       ACQUISITION   ACQUISITION
                       --------   --------   --------   --------   -------------   -----------   -----------
Shareholder
  Transaction
  Expenses:
  Maximum sales
    charge imposed on
    purchases (as a
    percentage of
    offering
    price)...........     None      None       None       None          None           None          None
------------------------------------------------------------------------------------------------------------
Maximum deferred
  sales charge (as a
  percentage of
  original purchase
  price, or
  redemption
  proceeds, as
  applicable)........     None      None       None       None          None           None          None
------------------------------------------------------------------------------------------------------------
Annual Fund Operating
  Expenses (expenses
  that are deducted
  from fund assets)
  Management fees....     1.00%     1.00%      1.00%      1.00%         1.10%          1.00%         1.00%
  12b-1 fees.........     None**     .50%      None        .50%          .25%          None**         .50%
  Other expenses.....      .62%      .62%       .53%       .53%          .91%           .50%          .50%
------------------------------------------------------------------------------------------------------------
Total Annual Fund
  Operating
  Expenses***........     1.62%     2.12%      1.53%      2.03%         2.26%          1.50%         2.00%
------------------------------------------------------------------------------------------------------------

*   The Acquiring Fund commenced offering Advisor Class shares on December 24,
    2001.

** Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

*** Actual fees and expenses for the fiscal year ended October 31, 2001 are shown below, except the information for the Acquiring Fund shows the estimated fees and expenses for the fiscal year ending October 31, 2002. Fee waivers and expense reimbursements or credits reduced expenses for the International Small Company Fund and the Acquiring Fund during their most recent fiscal years but may be discontinued at any time.

                                    AFTER FEE WAIVERS AND REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL          CREDIT SUISSE
                                                                       SMALL           INTERNATIONAL FOCUS
                                                INTERNATIONAL         COMPANY            FUND PRO FORMA
                         ACQUIRING FUND*         EQUITY FUND            FUND        -------------------------
                       -------------------   -------------------   --------------     COMMON        ADVISOR
                        COMMON    ADVISOR     COMMON    ADVISOR        COMMON       CLASS AFTER   CLASS AFTER
                        CLASS      CLASS      CLASS      CLASS         CLASS        ACQUISITION   ACQUISITION
                       --------   --------   --------   --------   --------------   -----------   -----------
Annual Fund Operating
  Expenses
    (expenses that
    are deducted
    from fund
    assets)
  Management fees....      .99%      .99%      1.00%      1.00%          .40%           1.00%         1.00%
  12b-1 fees.........     None**     .50%      None        .50%          .25%           None**         .50%
  Other expenses.....      .61%      .61%       .53%       .53%          .90%            .49%          .49%
-------------------------------------------------------------------------------------------------------------
Net Annual Fund
    Operating
    Expenses.........     1.60%     2.10%      1.53%      2.03%         1.55%           1.49%         1.99%
-------------------------------------------------------------------------------------------------------------

*   The Acquiring Fund commenced offering Advisor Class shares on December 24,
    2001.

** Although the Acquiring Fund does not currently assess a 12b-1 fee on its Common Class shares, it has adopted a 12b-1 Plan pursuant to which its Common Class shares could be subject to a 12b-1 fee of 0.25% per annum of average daily net assets.

EXAMPLES

    The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first tables presented above for each Acquisition and then for the Combined Acquisitions (i.e., before fee waivers and expense reimbursements). The examples also assume that all dividends and distributions are reinvested.

INTERNATIONAL EQUITY FUND/ACQUIRING FUND ACQUISITION

Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                                                       CREDIT SUISSE
                                                 INTERNATIONAL      INTERNATIONAL FOCUS
                          ACQUIRING FUND          EQUITY FUND         FUND PRO FORMA
                        -------------------   -------------------   -------------------
                         COMMON    ADVISOR     COMMON    ADVISOR     COMMON    ADVISOR
SHARES                   CLASS      CLASS      CLASS      CLASS      CLASS      CLASS
------                  --------   --------   --------   --------   --------   --------
  1 Year..............   $  165     $  215     $  156     $  206     $  153     $  203
  3 Years.............      511        664        483        637        474        627
  5 Years.............      881      1,139        834      1,093        818      1,078
  10 Years............    1,922      2,452      1,824      2,358      1,791      2,327

INTERNATIONAL SMALL COMPANY FUND/ACQUIRING FUND ACQUISITION

Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                             INTERNATIONAL   CREDIT SUISSE
                                                 SMALL       INTERNATIONAL
                               ACQUIRING        COMPANY       FOCUS FUND
                                  FUND           FUND          PRO FORMA
                              ------------   -------------   -------------
SHARES                        COMMON CLASS   COMMON CLASS    COMMON CLASS
------                        ------------   -------------   -------------
  1 Year....................     $  165          $  229          $  156
  3 Years...................        511             706             483
  5 Years...................        881           1,210             834
  10 Years..................      1,922           2,595           1,824

COMBINED ACQUISITIONS

Assume you invest $10,000, each fund returns 5% annually and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                                                                   INTERNATIONAL      CREDIT SUISSE
                                                                       SMALL          INTERNATIONAL
                                                INTERNATIONAL         COMPANY        FOCUS FUND PRO
                         ACQUIRING FUND          EQUITY FUND           FUND               FORMA
                       -------------------   -------------------   -------------   -------------------
                        COMMON    ADVISOR     COMMON    ADVISOR       COMMON        COMMON    ADVISOR
SHARES                  CLASS      CLASS      CLASS      CLASS         CLASS        CLASS      CLASS
------                 --------   --------   --------   --------   -------------   --------   --------
  1 Year.............   $  165     $  215     $  156     $  206       $  229        $  153     $  203
  3 Years............      511        664        483        637          706           474        627
  5 Years............      881      1,139        834      1,093        1,210           818      1,078
  10 Years...........    1,922      2,452      1,824      2,358        2,595         1,791      2,327

    The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

INFORMATION ABOUT THE ACQUISITIONS

    AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plans is qualified in its entirety by reference to the form of the Plans (Exhibit A hereto). Each Plan provides that the Acquiring Fund will acquire all of the assets of the relevant Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the relevant Acquired Fund on the Closing Date. The Closing Date is expected to be on or about April 5, 2002.

    Prior to the Closing Date, each of the Acquired Funds will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for each of the Acquired Funds, as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), currently 4:00 p.m. New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class' pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in its respective current Prospectus(es) or Statement of Additional Information to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

    On or as soon after the Closing Date as conveniently practicable, each of the Acquired Funds will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Fund received by each of the Acquired Funds. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each of the Acquired Funds' shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the number of shares of the Acquiring Fund due to each of the Acquired Funds' shareholders calculated in accordance with the Plans. After such distribution and the winding up of its affairs, each of the Acquired Funds will terminate as a management investment company and dissolve as a Maryland corporation.

    The consummation of each Acquisition is subject to the conditions set forth in the respective Plans, including approval of the Plans by each fund's respective shareholders. Notwithstanding approval by the shareholders of an Acquired Fund, a Plan may be terminated at any time at or prior to the Closing
Date: (i) by mutual agreement of an Acquired Fund and the Acquiring Fund;
(ii) by an Acquired Fund, in the event the Acquiring Fund shall, or by the Acquiring Fund, in the event an Acquired Fund shall, materially breach any representation, warranty or agreement contained in a Plan to be performed at or prior to the Closing Date; or (iii) if a condition to a Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

    Pursuant to each Plan, the Acquiring Fund has agreed to indemnify and advance expenses to each Director or officer of each of the Acquired Funds against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the relevant Acquisition.

    Approval of an Acquisition with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy. If shareholders of an Acquired Fund approve the relevant Acquisition, that Acquired Fund will be liquidated upon consummation of the Acquisition and subsequently dissolved. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition. In the event neither Plan is approved, the Acquired Funds will each continue as separate entities and the Board of Directors of each such fund will consider other possible courses of action available to it, including resubmitting the relevant Acquisition proposal to shareholders.

    DESCRIPTION OF THE ACQUIRING FUND SHARES. Shares of the Acquiring Fund will be issued to the Acquired Funds in accordance with the procedures detailed in the Plans and as described in the Acquiring Fund's Prospectuses and Statement of Additional Information. The Acquiring Fund, like the Acquired Funds, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectuses of the Acquiring Fund for additional information with respect to the shares of the Acquiring Fund.

    The Acquiring Fund has authorized two classes of common stock, called Common Class and Advisor Class shares. Common Class shares of the Acquiring Fund will be issued to holders of Common Class shares of the Acquired Funds. Advisor Class shares of the Acquiring Fund will be issued to holders of Advisor Class shares of the International Equity Fund. The Acquiring Fund intends to continuously offer Advisor Class shares after consummation of the Acquisitions. The Acquiring Fund's Common Class shares is closed to new investors other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs") and (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs. Any Common Class shareholder of the Acquiring Fund as of the close of business on December 12, 2001 and any former Acquired Fund shareholder can continue to buy Common Class shares of the Acquiring Fund and open new accounts under the same social security number. Shares of each class of the Acquiring Fund represent equal pro rata interests in the Acquiring Fund and accrue dividends and calculate net asset value and performance quotations in the same manner.

    FEDERAL INCOME TAX CONSEQUENCES. The exchange of each of the Acquired Funds assets for shares of the Acquiring Fund, followed by the distribution of these shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Acquisition, the Acquiring Fund and each of the Acquired Funds will receive an opinion from Willkie Farr & Gallagher, counsel to each of the Acquired Funds, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the
Acquisitions:

    (1) the transfer of each of the Acquired Funds assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds, and the distribution of the Acquiring Fund shares to the shareholders of each of the Acquired Funds in exchange for their respective shares, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Acquiring Fund and each of the Acquired Funds will be a "party to a reorganization" within the meaning of
Section 368(b) of the Code;

    (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Funds solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds;

    (3) except for consequences regularly attributable to terminations of the Acquired Funds' taxable years, no gain or loss will be recognized by either of the Acquired Funds upon the transfer of such fund's assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds or upon the distribution of the Acquiring Fund shares to the Acquired Funds' shareholders;

    (4) no gain or loss will be recognized by shareholders of the Acquired Funds upon the exchange of their shares for Acquiring Fund shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Funds;

    (5) the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Funds pursuant to the Acquisitions will be the same as the aggregate tax basis of shares of the relevant Acquired Fund held by such shareholder immediately prior to the relevant Acquisition, and the holding period of the Acquiring Fund shares to be received by each shareholder of the Acquired Funds will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder (provided that such Acquired Fund shares were held as capital assets on the date of the relevant Acquisition); and

    (6) except for assets which may be revalued as a consequence of a termination of an Acquired Fund's taxable year, the tax basis of the Acquired Funds' assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the relevant Acquired Fund immediately prior to the Acquisitions, and the holding period of the assets of each Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by such Acquired Fund.

    YOU SHOULD RECOGNIZE THAT AN OPINION OF COUNSEL IS NOT BINDING ON THE INTERNAL REVENUE SERVICE ("IRS") OR ANY COURT. NEITHER THE ACQUIRED FUNDS NOR THE ACQUIRING FUND WILL SEEK TO OBTAIN A RULING FROM THE IRS REGARDING THE TAX CONSEQUENCES OF THE ACQUISITIONS. ACCORDINGLY, IF THE IRS SOUGHT TO CHALLENGE THE TAX TREATMENT OF THE ACQUISITIONS AND WAS SUCCESSFUL, NEITHER OF WHICH IS ANTICIPATED, THE ACQUISITIONS COULD BE TREATED, IN WHOLE OR IN PART, AS A TAXABLE SALE OF ASSETS OF THE ACQUIRED FUNDS, FOLLOWED BY THE TAXABLE LIQUIDATION THEREOF.

    SHAREHOLDERS OF THE ACQUIRED FUNDS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED ACQUISITIONS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. SINCE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS, SHAREHOLDERS OF THE ACQUIRED FUNDS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE ACQUISITIONS.

CAPITALIZATION

INTERNATIONAL EQUITY FUND/ACQUIRING FUND ACQUISITION

    The following table shows the capitalization of the International Equity Fund and the Acquiring Fund as of October 31, 2001 and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the

Acquisition of the International Equity Fund, after giving effect to such Acquisition.(1)

                                                                        CREDIT SUISSE
                                                                        INTERNATIONAL
                           ACQUIRING     INTERNATIONAL     PRO FORMA     FOCUS FUND
                            FUND(2)       EQUITY FUND     ADJUSTMENTS     PRO FORMA
                          ------------   --------------   -----------   -------------
NET ASSETS--FUND
  LEVEL.................  $30,657,245     $387,156,545    $  (39,463)   $417,774,327
  Common................   30,657,245      312,571,114       (39,463)    343,188,896
  Advisor...............           --       74,585,431            --      74,585,431

NET ASSET VALUE
  Common................  $      9.59     $      11.13    $       --    $       9.59
  Advisor...............           --            10.95            --            9.59

SHARES OUTSTANDING
  Common................    3,196,098       28,082,011     4,507,317      35,785,426
  Advisor...............           --        6,812,459       964,958       7,777,417

------------------
(1) Assumes the Acquisition of the International Equity Fund had been consummated on October 31, 2001 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the International Equity Fund on the date the Acquisition of the International Equity Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

(2) The Acquiring Fund commenced offering Advisor Class shares on December 24, 2001. The Acquiring Fund commenced offering Class A, Class B and Class C shares on November 30, 2001.

INTERNATIONAL SMALL COMPANY FUND/ACQUIRING FUND ACQUISITION

    The following table shows the capitalization of the International Small Company Fund and the Acquiring Fund as of October 31, 2001 and the capitalization of the Acquiring Fund on a pro forma basis as of the closing date of the Acquisition of the International Small Company Fund, after giving effect to such Acquisition.(1)

                                                                        CREDIT SUISSE
                                         INTERNATIONAL                  INTERNATIONAL
                                             SMALL         PRO FORMA     FOCUS FUND
                        ACQUIRING FUND    COMPANY FUND    ADJUSTMENTS     PRO FORMA
                        --------------   --------------   -----------   -------------
NET ASSETS--FUND
  LEVEL...............   $30,657,245      $24,597,155      $(37,079)     $55,217,321
  Common..............    30,657,245       24,597,155       (37,079)      55,217,321

NET ASSET VALUE
  Common..............   $      9.59      $     14.34      $     --      $      9.59

SHARES OUTSTANDING
  Common..............     3,196,098        1,714,857       846,152        5,757,107

------------------
(1) Assumes the Acquisition of the International Small Company Fund had been consummated on October 31, 2001 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the International Small Company Fund on the date the Acquisition of the International Small Company Fund takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

COMBINED ACQUISITIONS

    The following table shows the capitalization of each of the Acquired Funds and the Acquiring Fund as of October 31, 2001 and the capitalization of the Acquiring Fund on a pro forma basis assuming consummation of both
Acquisitions.(1)

                                                                                    CREDIT SUISSE
                                                     INTERNATIONAL                  INTERNATIONAL
                        ACQUIRING    INTERNATIONAL       SMALL         PRO FORMA     FOCUS FUND
                          FUND        EQUITY FUND     COMPANY FUND    ADJUSTMENTS     PRO FORMA
                       -----------   -------------   --------------   -----------   -------------
NET ASSETS--FUND
  LEVEL..............  $30,657,245   $387,156,545     $24,597,155     $  (76,542)   $442,334,403
  Common.............   30,657,245    312,571,114      24,597,155     $  (76,542)    367,748,972
  Advisor(2).........           --     74,585,431              --             --      74,585,431

NET ASSET VALUE
  Common.............  $      9.59   $      11.13     $     14.34     $       --    $       9.59
  Advisor(2).........           --          10.95              --             --            9.59

SHARES OUTSTANDING
  Common.............    3,196,098     28,082,011       1,714,857      5,353,468      38,346,434
  Advisor(2).........           --      6,812,459              --        964,958       7,777,417

------------------
(1) Assumes the Acquisitions were each consummated on October 31, 2001 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Funds on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

(2) The Acquiring Fund commenced offering Advisor Class shares on December 24, 2001.

TOTAL RETURNS

    Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

    The following table reflects the average annual total return for the 1-year, 3-year, 5-year and 10-year periods ending October 31, 2001 for each Fund:

                                                                 INTERNATIONAL           INTERNATIONAL
                                 ACQUIRING FUND(2)                EQUITY FUND            SMALL COMPANY
                              ------------------------   -----------------------------      FUND(3)
                                 COMMON       ADVISOR       COMMON          ADVISOR      --------------
                                  CLASS        CLASS         CLASS           CLASS        COMMON CLASS
                              -------------   --------   -------------   -------------   --------------
Average Annual Total
  Return(1)
  1-Year....................        -23.13%     n/a            -28.07%         -28.39%          -42.13%
  3-Year....................          3.76%     n/a             -4.42%          -4.89%           20.36%
  5-Year....................           n/a      n/a             -3.04%          -3.50%             n/a
  10-Year...................           n/a      n/a              3.71%           3.23%             n/a

------------------

n/a = Not disclosed as the classes were not in existence during all of the period indicated.

(1) If CSAM or its predecessor had not temporarily waived fees and reimbursed expenses, the cumulative total return of each Fund would have been lower.

(2) Inception Date March 31, 1997 for Common Class shares and December 24, 2001 for Advisor Class shares.

(3) Inception Date May 29, 1998.

SHARE OWNERSHIP OF THE FUNDS

    As of January 11, 2002 (the "Record Date"), the officers or Directors of the Acquiring Fund and each of the Acquired Funds beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of a Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Funds.

                                       PERCENT OWNED
                                     AS OF RECORD DATE
NAME                                -------------------
----                                 COMMON    ADVISOR
INTERNATIONAL EQUITY FUND            CLASS      CLASS     CLASS A    CLASS B    CLASS C
-------------------------           --------   --------   --------   --------   --------
Charles Schwab & Co. Inc.*            27.07%        --         --         --         --
  Special Custody Account For
  The Exclusive Benefit of
  Customers
  Att: Mutual Funds
  101 Montgomery Street
  San Francisco, CA 94104-4122
Nat'l Financial SVCS Corp. *          12.23%        --         --         --         --
  FBO Customers
  Church St. Station
  P.O. Box 3908
  New York, NY 10008-3908

                                       PERCENT OWNED
                                     AS OF RECORD DATE
NAME                                -------------------
----                                 COMMON    ADVISOR
INTERNATIONAL EQUITY FUND            CLASS      CLASS     CLASS A    CLASS B    CLASS C
-------------------------           --------   --------   --------   --------   --------
Connecticut General Life Ins. Co.        --      99.43%        --         --         --
  *
  On Behalf of its Separate
  Accounts
  Att: Carmen G. Rivera
  280 Trumbull St.
  Hartford, CT 06103-3509
INTERNATIONAL SMALL COMPANY FUND
----------------------------------
Charles Schwab & Co Inc. *            30.62%        --         --         --         --
  Special Custody Account For
  The Exclusive Benefit of
  Customers
  Att: Mutual Funds
  101 Montgomery Street
  San Francisco, CA 94104-4122
Nat'l Financial SVCS Corp. *          24.74%        --         --         --         --
  FBO Customers
  Church St. Station
  P.O. Box 3908
  New York, NY 10008-3908
National Investor Services Corp. *     7.38%        --         --         --         --
  For The Exclusive Benefit of Our
  Customers
  55 Water St. Fl. 32
  New York, NY 10041-0028
ACQUIRING FUND
----------------------------------
Charles Schwab & Co Inc. *             5.36%        --         --         --         --
  Special Custody Account For
  The Exclusive Benefit of
  Customers
  Att: Mutual Funds
  101 Montgomery Street
  San Francisco, CA 94104-4122
Bost & Co A/C MIDF8585662*             5.40%        --         --         --         --
  Mutual Funds Operations
  P.O. Box 3198
  Pittsburgh, PA 15230-3198
The Northern Trust Co. TTEE*          31.59%        --         --         --         --
  FBO GATX Master Trust Ret. Trust
  DTD 12/19/79
  500 W. Monroe St.
  Chicago, IL 60661-3671
Credit Suisse Asset Management LLC       --     100.00%    100.00%    100.00%    100.00%
  466 Lexington Avenue 10th Fl.
  New York, NY 10017-3142

------------------

* Each Fund believes these entities are not the beneficial owners of shares held of record by them.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Acquiring Fund and each of the Acquired Funds.

    INVESTMENT OBJECTIVES. The investment objective of the International Equity Fund and the Acquiring Fund is long-term capital appreciation. The investment objective of the International Small Company Fund is capital appreciation. Each Fund's investment objective is a fundamental policy that cannot be changed without the approval of their respective shareholders. There can be no assurance any Fund will achieve its investment objective.

    PRIMARY INVESTMENTS. To pursue its investment objective, the International Equity Fund invests in securities of companies located in or conducting a majority of their business outside the United States or companies whose securities trade primarily in markets outside the United States. Under normal market conditions, the International Equity Fund will invest at least 65% of its assets in equity securities of issuers from at least three foreign countries. The International Equity Fund typically diversifies its investments across different countries, although at times it may invest a significant part of its assets in a single country. In choosing equity securities, the International Equity Fund uses a bottom-up approach and seeks to identify companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

    To pursue its investment objective, the International Small Company Fund invests primarily in equity securities of small companies located or conducting a majority of their business outside the United States or small companies whose securities trade primarily in markets outside the United States. The International Small Company Fund seeks to identify those companies that are attractively valued relative to their projected growth rates and to diversify its investments across different countries. Under normal market conditions, the International Small Company Fund will invest at least 65% of its assets in equity securities of small companies from at least three foreign countries. The International Small Company Fund considers a "small" company to be one whose market capitalization does not exceed the largest capitalization of companies in the Morgan Stanley Capital International EAFE Small Cap Index. As of
December 31, 2000, the largest market capitalization companies represented in the EAFE Small Cap Index was $1.55 billion. Some companies may outgrow the definition of small company after the International Small Company Fund has purchased their securities. These companies will continue to be considered small for purposes of the fund's minimum 65% allocation to foreign small company equity securities and as a result, the International Small Company Fund's average market capitalization may sometimes exceed that of the largest company in the EAFE Small Cap Index.

    As noted above, the investment objective of the Acquiring Fund is long-term capital appreciation. To achieve its investment objective, the Acquiring Fund invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal market conditions, the Acquiring Fund invests at least 65% of its assets in equity securities of issuers from at least three major foreign markets. Major foreign markets currently consist of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. (Major foreign markets are currently, or proposed to be, represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index). The Acquiring Fund seeks to diversify its investments across a number of different countries, although at times, the Acquiring Fund may invest a significant part of its assets in any single country. In addition, the Acquiring Fund's 15 largest holdings may account for 40% or more of its assets. In choosing equity securities, the Acquiring Fund uses a bottom-up investment approach, seeking to invest in companies of any size whose stock price appears to be discounted relative to earnings, assets or projected growth.

    The Acquiring Fund may invest up to 10% of net assets in emerging markets, unlike the International Equity Fund which may invest without limitation in emerging markets and the International Small Company Fund which may invest up to 25% of net assets in emerging markets. Unlike the International Equity Fund which is permitted to invest up to 10% of total assets in restricted or other illiquid securities, the Acquiring Fund is permitted to invest up to 15% of net assets in securities of these types. Unlike the International Small Company Fund which is permitted to engage in naked short sales up to 10% of net assets, the Acquiring Fund is not permitted to engage in naked short sales, although it may engage in short sales "against the box" with respect to up to 10% of its net assets. The International Equity Fund is not permitted to engage in naked short sales or short sales "against the box".

    Except as provided below, it is not currently expected that the Acquiring Fund will revise any of its investment objectives and policies following the Acquisitions. CSAM expects to recommend that the Board of the Acquiring Fund adopt a nonfundamental policy of investing at least 80% of the Acquiring Fund's assets in international equity securities. If approved by the Board, this policy would be implemented prior to July 31, 2002. Implementation of this 80% policy is not expected to have a material impact on the Acquiring Fund, which has typically invested in excess of 80% of its assets in international equity securities.

    If the Acquisition is not approved, the Board of the relevant Acquired Fund is expected to consider changing from 65% to 80% the portion of its assets invested internationally and, in the case of the International Small Company Fund, the portion of its assets invested in small capitalization companies.

    INVESTMENT LIMITATIONS. The Acquiring Fund and each of the Acquired Funds have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a "majority" (as defined in the 1940 Act) of the relevant Fund's outstanding shares. Each Fund has substantially similar fundamental investment limitations with respect to borrowing, industry concentration, investing in any one issuer in relation to a Fund's total assets, making loans, underwriting securities, purchasing or selling real estate, purchasing securities on margin and issuing senior securities.

    Although the International Equity Fund and the Acquiring Fund have similar limitations with respect to engaging in short sales of securities or maintaining short positions, the International Equity Fund's limitations are fundamental while the Acquiring Fund's limitations are non-fundamental. While the International Equity Fund has fundamental investment limitations which prohibit, except in certain circumstances, the purchasing, writing or selling of puts, calls, straddles, spreads or combinations thereof, the Acquiring Fund has no stated limitations in this context.

    CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Fund in the Acquiring Fund's Prospectuses, which accompany this Prospectus/Proxy Statement, and for each of the Acquired Funds in their respective Prospectuses.

    KEY TO TABLE:


      /X/   Permitted without limitation; does not indicate actual use

      20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

      20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

      / / Permitted, but not expected to be used to a significant extent

      --    Not permitted

-----------------------------------------------------------------------------------
                                                           LIMIT
INVESTMENT PRACTICE
-----------------------------------------------------------------------------------
                                                                      INTERNATIONAL
                                                                          SMALL
                                          ACQUIRING    INTERNATIONAL     COMPANY
                                            FUND        EQUITY FUND       FUND
                                        -------------  -------------  -------------
BORROWING. The borrowing of money from       30%            30%            30%
banks to meet redemptions or for other
temporary or emergency purposes.
SPECULATIVE EXPOSURE RISK.

COUNTRY/REGION FOCUS. Investing a            /X/            /X/            /X/
significant portion of fund assets in
a single country or region. Market
swings in the targeted country or
region will be likely to have a
greater effect on fund performance
than they would in a more
geographically diversified equity
fund. CURRENCY, MARKET, POLITICAL
RISKS.

CURRENCY TRANSACTIONS. Instruments,          /X/            /X/            /X/
such as options, futures or forwards,
intended to manage fund exposure to
currency risk or to enhance total
return. Options, futures or forwards
involve the right or obligation to buy
or sell a given amount of foreign
currency at a specified price and
future date.(1) CORRELATION, CREDIT,
CURRENCY, HEDGED EXPOSURE, LIQUIDITY,
POLITICAL, SPECULATIVE EXPOSURE,
VALUATION RISKS.

EMERGING MARKETS. Countries generally        10%            /X/            25%
considered to be relatively less
developed or industrialized. Emerging
markets often face economic problems
that could subject a fund to increased
volatility or substantial declines in
value. Deficiencies in regulatory
oversight, market infrastructure,
shareholder protections and company
laws could expose a fund to risks
beyond those generally encountered in
developed countries. ACCESS, CURRENCY,
INFORMATION, LIQUIDITY, MARKET,
OPERATIONAL, POLITICAL, VALUATION
RISKS.

EQUITY AND EQUITY RELATED SECURITIES.        /X/            /X/            /X/
Common stocks and other securities
representing or related to ownership
in a company. May also include
warrants, rights, options, preferred
stocks and convertible debt
securities. These investments may go
down in value due to stock market
movements or negative company or
industry events. LIQUIDITY, MARKET,
VALUATION RISKS.

-----------------------------------------------------------------------------------
                                                           LIMIT
INVESTMENT PRACTICE
-----------------------------------------------------------------------------------
                                                                      INTERNATIONAL
                                                                          SMALL
                                          ACQUIRING    INTERNATIONAL     COMPANY
                                            FUND        EQUITY FUND       FUND
                                        -------------  -------------  -------------
FOREIGN SECURITIES. Securities of            /X/            /X/            /X/
foreign issuers. May include
depositary receipts. CURRENCY,
INFORMATION, MARKET, OPERATIONAL,
POLITICAL, VALUATION RISKS.

FUTURES AND OPTIONS ON FUTURES.              / /            / /            / /
Exchange-traded contracts that enable
a fund to hedge against or speculate
on future changes in currency values,
interest rates or stock indexes.
Futures obligate the fund (or give it
the right, in the case of options) to
receive or make payment at a specific
future time based on those future
changes.(1) CORRELATION, CURRENCY,
HEDGED EXPOSURE, INTEREST-RATE,
MARKET, SPECULATIVE EXPOSURE RISKS.(2)

INVESTMENT-GRADE DEBT SECURITIES. Debt       35%            35%            35%
securities rated within the four
highest grades (AAA/Aaa through
BBB/Baa) by Standard & Poor's or
Moody's rating service, and unrated
securities of comparable quality.
CREDIT, INTEREST-RATE, MARKET RISKS.

MORTGAGE-BACKED AND ASSET-BACKED             / /            / /            / /
SECURITIES. Debt securities backed by
pools of mortgages, including
passthrough certificates and other
senior classes of collateralized
mortgage obligations (CMOs), or other
receivables. CREDIT, EXTENSION,
INTEREST-RATE, LIQUIDITY, PREPAYMENT
RISKS.

NON-INVESTMENT-GRADE DEBT SECURITIES.        5%             5%             5%
Debt securities and convertible
securities rated below the
fourth-highest grade (BBB/Baa) by
Standard & Poor's or Moody's rating
service, and unrated securities of
comparable quality. Commonly referred
to as junk bonds. CREDIT, INFORMATION,
INTEREST-RATE, LIQUIDITY, MARKET,
VALUATION RISKS.

OPTIONS. Instruments that provide a          25%            25%            25%
right to buy (call) or sell (put) a
particular security or an index of
securities at a fixed price within a
certain time period. A fund may
purchase and write both put and call
options for hedging or speculative
purposes.(1) CORRELATION, CREDIT,
HEDGED EXPOSURE, LIQUIDITY, MARKET,
SPECULATIVE EXPOSURE RISKS.

-----------------------------------------------------------------------------------
                                                           LIMIT
INVESTMENT PRACTICE
-----------------------------------------------------------------------------------
                                                                      INTERNATIONAL
                                                                          SMALL
                                          ACQUIRING    INTERNATIONAL     COMPANY
                                            FUND        EQUITY FUND       FUND
                                        -------------  -------------  -------------
PRIVATIZATION PROGRAMS. Foreign              /X/            /X/            /X/
governments may sell all or part of
their interests in enterprises they
own or control. ACCESS, CURRENCY,
INFORMATION, LIQUIDITY, OPERATIONAL,
POLITICAL, VALUATION RISKS.

REAL-ESTATE INVESTMENT TRUSTS (REITS).       / /            / /            / /
Pooled investment vehicles that invest
primarily in income-producing
real-estate-related loans or
interests. CREDIT, INTEREST-RATE,
MARKET RISKS.

RESTRICTED AND OTHER ILLIQUID                15%            10%            15%
SECURITIES. Certain securities with
restrictions on trading, or those not
actively traded. May include private
placements. LIQUIDITY, MARKET,
VALUATION RISKS.

SECURITIES LENDING. Lending portfolio      33 1/3%        33 1/3%        33 1/3%
securities to financial institutions;
a fund receives cash, U.S. government
securities or bank letters of credit
as collateral. CREDIT, LIQUIDITY,
MARKET, OPERATIONAL RISKS.

SHORT SALES. Selling borrowed                --             --             10%
securities with the intention of
repurchasing them for a profit on the
expectation that the market price will
drop. LIQUIDITY, MARKET, SPECULATIVE
EXPOSURE RISKS.

SHORT SALES "AGAINST THE BOX". A short       10%            --             10%
sale where the fund owns enough shares
of the security involved to cover
borrowed securities, if necessary.
LIQUIDITY, MARKET, SPECULATIVE
EXPOSURE RISKS.

SPECIAL-SITUATION COMPANIES. Companies       / /            / /            / /
experiencing unusual developments
affecting their market values. Special
situations may include acquisition,
consolidation, reorganization,
recapitalization, merger, liquidation,
special distribution, tender or
exchange offer, or potentially
favorable litigation. Securities of a
special situation company could
decline in value and hurt a fund's
performance if the anticipated
benefits of the special situation do
not materialize. INFORMATION, MARKET
RISKS.

-----------------------------------------------------------------------------------
                                                           LIMIT
INVESTMENT PRACTICE
-----------------------------------------------------------------------------------
                                                                      INTERNATIONAL
                                                                          SMALL
                                          ACQUIRING    INTERNATIONAL     COMPANY
                                            FUND        EQUITY FUND       FUND
                                        -------------  -------------  -------------
START-UP AND OTHER SMALL COMPANIES.          /X/            /X/            /X/
Companies with small relative market
capitalizations, including those with
continuous operations of less than
three years. INFORMATION, LIQUIDITY,
MARKET, VALUATION RISKS.

SWAPS. A contract between a fund and         / /            / /            / /
another party in which the parties
agree to exchange streams of payments
based on certain benchmarks. For
example, a fund may use swaps to gain
access to the performance of a
benchmark asset (such as an index or
one or more stocks) where the fund's
direct investment is restricted.
CREDIT, CURRENCY, INTEREST-RATE,
LIQUIDITY, MARKET, POLITICAL,
SPECULATIVE EXPOSURE, VALUATION RISKS.

TEMPORARY DEFENSIVE TACTICS. Placing         / /            / /            / /
some or all of a fund's assets in
investments such as money-market
obligations and investment-grade debt
securities for defensive purposes.
Although intended to avoid losses in
adverse market, economic, political or
other conditions, defensive tactics
might be inconsistent with a fund's
principal investment strategies and
might prevent a fund from achieving
its goal.

WARRANTS. Options issued by a company        10%            10%            10%
granting the holder the right to buy
certain securities, generally common
stock, at a specified price and
usually for a limited time. LIQUIDITY,
MARKET, SPECULATIVE EXPOSURE RISKS.

WHEN-ISSUED SECURITIES AND FORWARD           20%            20%            20%
COMMITMENTS. The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. LIQUIDITY, MARKET,
SPECULATIVE EXPOSURE RISKS.

------------------
(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

DETERMINATION OF NET ASSET VALUE OF SHARES OF THE ACQUIRING FUND

    The net asset value ("NAV") of each class of shares of the Acquiring Fund is determined at the close of regular trading on the NYSE (usually 4 p.m. Eastern
Time) each day the NYSE is open for business. It is calculated by dividing a class's total assets less its liabilities, by the number of shares of such class outstanding. The Acquiring Fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value. Some securities of the Acquiring Fund may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Acquiring Fund does not compute its price. This could cause the value of the Acquiring Fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

MANAGEMENT OF EACH FUND

    CSAM, located at 466 Lexington Avenue, 16th Floor, New York, New York 10017-3174, provides investment advisory services to each of the Funds under separate advisory agreements. The specific persons at CSAM who are responsible for the day-to-day management of the Acquiring Fund are described in the Prospectuses of the Acquiring Fund, which accompany this Prospectus/Proxy Statement.

    In addition, PFPC and CSAMSI provide accounting and co-administrative services as applicable to each Fund. CSAMSI became co-administrator to each Fund on November 1, 1999. Prior to that, Counselors Funds Service, Inc. served as co-administrator to the Funds. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Fund. State Street Bank and Trust Company serves as custodian of each of the Funds' U.S. and non-U.S. assets pursuant to a custodian agreement.

    The International Equity Fund and the Acquiring Fund each pay a management fee to CSAM of 1.00% of such fund's average daily net assets. The International Small Company Fund pays a management fee to CSAM of 1.10% of average daily net assets. In addition to the management fee, each Fund pays a co-administration fee to CSAMSI of .10% of their respective average daily net assets. Each Fund pays PFPC a fee calculated at an annual rate of .08% of a Fund's first
$500 million in average daily net assets, .07% of the next $1 billion in average daily net assets and .06% of average daily net assets over $1.5 billion, subject in each case to a minimum annual fee and exclusive of out-of-pocket expenses. Importantly, the Acquisitions will result in lower gross and net operating expenses for shareholders of each of the Acquired Funds. SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS SHOULD NOTE THAT ALTHOUGH THE ACQUIRING FUND DOES NOT CURRENTLY ASSESS A 12b-1 FEE ON ITS COMMON CLASS SHARES, IT HAS ADOPTED A 12b-1 PLAN PURSUANT TO WHICH ITS COMMON CLASS SHARES COULD BE SUBJECT TO A FEE EQUAL TO .25% PER ANNUM OF AVERAGE DAILY NET ASSETS.

    Each class of shares of a Fund bears its proportionate share of fees payable to CSAM, CSAMSI and PFPC in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Fund's average daily net assets.

INTEREST OF CSAM IN THE ACQUISITION

    CSAM may be deemed to have an interest in the Plans and the Acquisitions because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with CSAM are described in each Fund's Prospectus(es) and Statement of Additional Information. Future growth of the assets of the Acquiring Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates. CSAM may also be deemed to have an interest in the Plans and the Acquisitions because, as of the Record Date, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in each of the Acquired Funds (see "Information About the Acquisition -- Share Ownership of the Funds" above). CSAM and its affiliates have advised each of the Acquired Funds that they intend to vote the shares over which they have voting power at the Special Meeting in the manner instructed by the customers for which such shares are held. As of January 11, 2002, CSAM had discretionary power to dispose of securities over accounts which held in the aggregate 660,926 shares or 2.12% of the International Equity Fund's outstanding shares and 5,946 shares or .41% of the International Small Company Fund's outstanding shares. See "Voting Information."

    CSAM may also be deemed to have an interest in the Plans and the Acquisitions because CSAMSI serves as the co-administrator and distributor for each Fund. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

    GENERAL. Each of the Funds is an open-end management investment company registered under the 1940 Act. The Acquiring Fund is a Maryland corporation that was incorporated on October 24, 1997 and is governed by its

Articles of Incorporation, Bylaws and Board of Directors. The International Equity Fund is a Maryland corporation that was incorporated on February 9, 1989 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. The International Small Company Fund is a Maryland corporation that was incorporated on April 2, 1998 and is governed by its Articles of Incorporation, Bylaws and Board of Directors. Each Fund is also governed by applicable state and federal law. The Funds each have an authorized capital of three billion shares of common stock with a par value of $.001 per share; one billion shares of each Fund are designated Common Class and two billion shares of each Fund are designated Advisor Class. In each Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights (other than as set forth below) on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

    MULTI-CLASS STRUCTURE. The Acquiring Fund and the International Equity Fund are authorized to offer multiple classes. Each of the Acquiring Fund and the International Equity Fund offers Common Class and Advisor Class shares. As of November 30, 2001, the Acquiring Fund commenced offering Class A, Class B and Class C shares. The International Small Company Fund offers only Common Class shares. The Acquiring Fund expects to continue to offer shares of its Advisor Class, Class A, Class B and Class C shares following the Acquisition. The Acquiring Fund's Common Class shares is closed to new investors other than
(1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain RIAs and
(4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs. Any Common Class shareholder of the Acquiring Fund as of the close of business on December 12, 2001 and any former Acquired Fund shareholder can continue to buy Common Class shares of the Acquiring Fund and open new accounts under the same social security number.

    DIRECTORS. The By-Laws of each Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of the Funds may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of the Funds may be filled by the Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining directors if, after the filling of the vacancy of vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Directors whenever
(a) fewer than a majority of the Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Directors and must be filled.

    VOTING RIGHTS. None of the Funds holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Directors. At such times, the Directors then in office will call a shareholders' meeting for the election of Directors.

    The Funds' By-Laws each provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. Payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting is required in advance of the meeting, provided, however, that the matter to be considered at such special meeting of shareholders is not substantially the same as a matter voted on at a special meeting of shareholders held during the preceding 12 months. To the extent required by law, each Fund will assist in shareholder communications in such matters. The presence of one-third of the shareholders of the relevant Fund at a shareholder meeting will constitute a quorum.

    LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of any one of the Funds, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

    LIABILITY OF TRUSTEES OR DIRECTORS. The Articles of Incorporation of each Fund provide that its Directors and officers shall not be liable in such capacity for monetary damages for breach of fiduciary duty as a Director or officer, except for willful misfeasance, bad faith, gross negligence or reckless disregard of duties on the part of such Director or officer. The Articles of Incorporation of each Fund provide that the relevant Fund shall indemnify each Director and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought, each to the fullest extent permitted by the Maryland General Corporation Law and other applicable law.

    RIGHTS OF INSPECTION. Maryland law permits any shareholder of the Funds or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the relevant Fund on file at its principal offices.

    SHAREHOLDER LIABILITY. Under Maryland law, shareholders of the Funds do not have personal liability for corporate acts and obligations. Shares of the Acquiring Fund issued to shareholders of the Acquired Funds upon consummation of the Acquisitions will be fully paid and nonassessable and when issued, transferable without restrictions and will have no preemptive rights.

    THE FOREGOING IS ONLY A SUMMARY OF CERTAIN CHARACTERISTICS OF THE OPERATIONS OF EACH OF THE FUNDS. THE FOREGOING IS NOT A COMPLETE DESCRIPTION OF THE DOCUMENTS CITED. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THE CORPORATE DOCUMENTS AND STATE LAWS GOVERNING EACH FUND FOR A MORE THOROUGH DESCRIPTION.

CONCLUSION

    The Plans were approved by the Board of Directors of the Acquiring Fund and the Board of Directors of each of the Acquired Funds on November 12, 2001. The Board of each Fund has determined that the relevant Acquisition is in the best interests of its shareholders and that the interests of existing shareholders of its Fund will not be diluted as a result of the relevant Acquisition. If the shareholders of an Acquired Fund do not approve the applicable Plan or if the relevant Acquisition is not completed, that fund will continue to engage in business as a registered investment company and the Board of Directors of that fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the applicable Plan, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their fund's Acquisition.

REQUIRED VOTE

    Approval of a Plan with respect to each Acquired Fund requires the affirmative vote of a majority of the outstanding shares of such Acquired Fund, in the aggregate without regard to class, present in person or represented by proxy, if a quorum is present.

 THE BOARD OF DIRECTORS OF EACH OF THE ACQUIRED FUNDS, INCLUDING THE DIRECTORS
   WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE 1940 ACT)
          RECOMMENDS THAT YOU VOTE FOR THE PLAN RELATING TO YOUR FUND.

                             ADDITIONAL INFORMATION

    The Acquiring Fund and the Acquired Funds are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 233 Broadway, New York, New York. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION

    This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of each of the Acquired Funds to be used at the Joint Special Meeting of Shareholders of the Acquired Funds to be held at 3 p.m. on March 19, 2002, at the offices of the Acquired Funds, 466 Lexington Avenue, 16th Floor, New York, New York 10017-3147 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Joint Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Funds on or about January 24, 2002. Only shareholders of record as of the close of business on January 11, 2002 (the "Record Date") will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, the International Equity Fund had the following shares outstanding and entitled to vote:
25,290,552 Common Class shares and 5,946,693 Advisor Class shares. As of the Record Date, the International Small Company Fund had the following shares outstanding and entitled to vote: 1,467,835 Common Class shares. The holders of one-third of the outstanding shares of the International Equity Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the International Equity Fund. The holders of one-third of the outstanding shares of the International Small

Company Fund at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the International Small Company Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a vote against the relevant Plan for purposes of obtaining the requisite approval of such Plan. If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the relevant Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Acquired Funds, 466 Lexington Avenue, New York, New York 10017-3147 or by voting in person at the Special Meeting.

    CSAM has retained D.F. King & Co. to solicit proxies. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates. The expenses of each Acquisition, which are currently estimated to be $150,000 with respect to the International Equity Fund and $100,000 with respect to the International Small Company Fund, including the costs of these proxy solicitations and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Acquired Funds and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement, will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. CSAM or its affiliates, may, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their expenses in forwarding proxy materials to beneficial owners.

    In the event that a quorum necessary to vote on a Plan at the Special Meeting is not present or sufficient votes to approve any proposal are not received prior to 3 p.m. on March 19, 2002, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to the relevant Plan which did not receive the vote necessary for its passage or to obtain a quorum. With respect to a Plan for which there is represented a sufficient number of votes in favor, an act taken at the Special Meeting will be effective irrespective of any adjournments with respect to any other proposal. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the relevant Acquired Fund present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the relevant Acquired Fund.

    As of January 11, 2002, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Acquired Funds as set forth above under "Proposal -- Information About the Acquisitions -- Share Ownership of the Funds." CSAM and its affiliates have advised the Acquired Funds that they intend to vote the shares over which they have voting power at the Special Meeting, including shares that are held directly or on behalf of employees, in the manner instructed by the customers or employees for which such shares are held.

                                 OTHER BUSINESS

    The Board of Directors of each of the Acquired Funds knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

    The approval of shareholders of the Acquiring Fund is not required in order to affect the Acquisitions and, accordingly, the votes of the shareholders of the Acquiring Fund are not being solicited by this Prospectus/Proxy Statement.

                        FINANCIAL STATEMENTS AND EXPERTS

    The audited statement of assets and liabilities of each Fund as of October 31, 2001, including their respective schedules of portfolio investments, and the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years (or such shorter period as the relevant Fund's share class has been in existence) in the period then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants to each of the Funds, given on the authority of such firms as experts in accounting and auditing.

                              ADDITIONAL MATERIALS

    The following additional materials, which have been incorporated by reference into the Statement of Additional Information, dated January 18, 2001, relating to this Prospectus/Proxy Statement and the Acquisitions, will be sent to all shareholders of the Acquired Funds requesting a copy of such Statement of Additional Information.

    1. The current Statement of Additional Information for the Acquiring Fund, dated February 28, 2001, as supplemented as of the date hereof.

    2. The current Statement of Additional Information for the International Equity Fund, dated February 28, 2001, as supplemented as of the date hereof.

    3. The current Statement of Additional Information for the International Small Company Fund, dated February 28, 2001, as supplemented as of the date hereof.

                                 LEGAL MATTERS

    Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, L.L.P. as to certain matters under Maryland law.

                                                                       EXHIBIT A

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this   day of January, 2002, between Credit Suisse International Focus Fund,
Inc., (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.),
a Maryland corporation (the "Acquiring Fund"),         , Inc., a Maryland
corporation (the "Acquired Fund"), and, solely for purposes of Sections 4.3, 5.9 and 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

    This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Common Class or Advisor Class shares, as the case may be (collectively, the "Shares") of the Acquiring Fund, and the assumption by the Acquiring Fund of liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

    WHEREAS, the Board of Directors of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Assumption of the Acquired Fund's Liabilities and Liquidation of the Acquired Fund

    1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class of the Acquired Fund determined by dividing the value of the Acquired Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the applicable class; and
(ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

    1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

    (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

    1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by PFPC, Inc. ("PFPC"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.10 hereof.

    1.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

    1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

    1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

    1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the applicable Closing Date and such later date on which the Acquired Fund is terminated.

2.  Valuation

    2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

    2.2. (a) The number of Shares of the Common Class of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Common Class shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Common Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Common Class shares of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

    FOR THE INTERNATIONAL EQUITY FUND ACQUISITION ONLY: (b) The number of Shares of the Advisor Class of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for Advisor Class shares of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its Advisor Class shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Advisor Class shares of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

    2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by PFPC in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.  Closing and Closing Date

    3.1. The Closing Date for the Reorganization shall be April 5, 2002, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 4:00 p.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

    3.2. As soon as practicable after the Closing, the custodian for the Acquiring Fund (the "Custodian") shall deliver a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

    3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

    3.4. The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.  Representations and Warranties

    4.1. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

    (a) The Acquired Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

    (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

    (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a violation of its Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its property is bound or affected;

    (d) There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

    (e) Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquired Fund or its ability to consummate the transactions herein contemplated;

    (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Statement of Operations and Changes in Net Assets, and the Financial Highlights of the Acquired Fund at October 31, 2001 and for the period from commencement of operations to October 31, 2001 have been audited by PricewaterhouseCoopers LLP (or one of its legacy firms), independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein;

    (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Fund liabilities, or the redemption of the Acquired Fund shares by Fund shareholders shall not constitute a material adverse change;

    (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

    (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

    (j) All issued and outstanding shares of each class of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

    (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

    (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquired Fund's Board of Directors, and subject to the approval of the Acquired Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    (m) The information to be furnished by Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers,

Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

    (n) The current prospectuses and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

    (o) Insofar as the following relate to the Acquired Fund, the registration statement filed by the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

    4.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

    (a) The Acquiring Fund is a duly organized, validly existing corporation in good standing under the laws of the State of Maryland;

    (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

    (c) The current prospectuses and statement of additional information filed as part of the Acquiring Fund registration statement on Form N-1A (the

"Acquiring Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

    (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

    (e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its property is bound;

    (f) Except as previously disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

    (g) Since October 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by Acquiring Fund Shareholders shall not constitute a material adverse change;

    (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

    (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

    (j) At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares , nor is there outstanding any security convertible into any Acquiring Fund Shares;

    (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Acquiring Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

    (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

    (m) Insofar as the following relate to the Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and

    (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

    4.3.  CSAM represents and warrants to the Acquiring Fund as follows:

    To the knowledge of CSAM (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of CSAM and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business.

5.  Covenants of the Acquired Fund and the Acquiring Fund

    5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

    5.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

    5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's Shares.

    5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

    5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

    5.7. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party Directors of the Acquiring Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

    5.8. The Acquiring Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under
Section 368(a) of the Code. In this regard, the Acquiring Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Acquired Fund or (ii) use a significant portion of the Acquired Fund's historic business assets in a business, and (b) will not sell or otherwise dispose of any of the assets of the Acquired Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Acquiring Fund within the meaning of
Section 368(c) of the Code.

    5.9. CSAM agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against

CSAM or its affiliates by reason of any act or failure to act by CSAM or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Acquired Fund

    The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

    6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    6.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request; and

    6.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

    That (a) the Acquiring Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquiring Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment or decree to which the Acquiring Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for the consummation by the Acquiring Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Acquiring Fund, the descriptions in the Proxy Statement to our knowledge of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described and filed as required or which materially and adversely affect the Acquiring Fund's business; (h) the Acquiring Fund is registered as an investment company under the 1940 Act to out knowledge and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (i) the Proxy Statement, as of its date, appeared on its face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; and (j) the Acquiring Fund Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

    With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquired Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP, and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer, and Howard LLP.

Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Fund may reasonably request.

    In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.  Conditions Precedent to Obligations of the Acquiring Fund

    The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    7.1. All representations and warranties by or on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

    7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its Chairman, Vice President, Secretary, Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request; and

    7.4. The Acquiring Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Acquired Fund, in a form satisfactory to the Secretary of the Acquiring Fund, covering the following points:

    That (a) the Acquired Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Acquired Fund's Articles of Incorporation or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the state of Maryland is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affect the Acquired Fund's business; and (g) the Acquired Fund is registered as an investment company under the 1940 Act, and, to our knowledge, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

    With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Venable, Baetjer and Howard, LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable, Baetjer and Howard, LLP. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Fund may reasonably request.

    In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

    7.5. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated as of the effective date of Post-Effective Amendment No. 1 to the N-14 Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that:

    (a) they are independent public accountants with respect to the Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

    (b) in their opinion, the financial statements and financial highlights of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

    7.6. The Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquired Fund dated as of the effective date of Post Effective Amendment No. 1 to the N-14 Registration Statement in form and substance satisfactory to the Acquired Fund, to the effect that:

    (a) they are independent public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

    (b) in their opinion, the financial statements and financial highlights of the Acquiring Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder; and

    (c) on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of each Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    7.7. The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and the Acquired Fund dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.6.

    7.8. The Board of Directors of the Acquired Fund, including a majority of the directors who are not "interested persons" of the Acquired Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions, and the Acquired Fund shall have delivered to the Acquiring Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

8. Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

    If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund, the Acquired Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Acquired Fund, the Acquiring Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

    8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Articles of Incorporation and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

    8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

    8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the

Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

    8.4. The N-14 Registration Statement and the Acquiring Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

    8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Acquired Fund and the Acquiring Fund, substantially to the effect that for federal income tax purposes:

    (a) The transfer of all of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such Acquiring Fund Shares to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of
Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for consequences regularly attributable to a termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;
(e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided that such Acquired Fund Shares were held as capital assets on the date of the Reorganization); and (f) except for assets which must be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the

Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

    Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

9.  Brokerage Fees and Expenses; Other Agreements

    9.1. The Acquiring Fund represents and warrants to the Acquired Fund, and the Acquired Fund represents and warrants to the Acquiring Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

    9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings; (ii) preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof and (vi) any other reasonable Reorganization expenses.

    9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

10. Entire Agreement; Survival of Warranties

    10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

    10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. Termination

    11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Acquired Fund and the Acquiring Fund; (2) the Acquired Fund in the event the Acquiring Fund shall, or the Acquiring Fund, in the event the Acquired Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Acquired Fund or the Acquiring Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

    11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquiring Fund or the Acquired Fund, or their respective Directors or officers, to the other party or parties.

12. Amendments

    This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. Notices

    13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

        466 Lexington Avenue
        New York, NY 10017
        Attention: Hal Liebes, Esq.

with a copy to:

        Rose F. DiMartino, Esq.
        Willkie Farr & Gallagher
        787 Seventh Avenue
        New York, NY 10019-6099
or to the Acquired Fund at:

        466 Lexington Avenue
        New York, NY 10017
        Attention: Hal Liebes, Esq.

with a copy to:

        Rose F. DiMartino, Esq.
        Willkie Farr & Gallagher
        787 Seventh Avenue
        New York, NY 10019-6099

14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

    14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

    14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5. Notice is hereby given that this Agreement is entered into on behalf of the Acquiring Fund by an officer of the Acquiring Fund and on behalf of the Acquired Fund by an officer of the Acquired Fund, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Directors, officers or shareholders of the Acquiring Fund or the Acquired Fund are personally liable hereunder.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President or Vice President and attested to by its Secretary or Assistant Secretary.

    CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

    By:
                     ------------------------------------------------
    Name: Hal Liebes
    Title: Vice President
    Attestation By:
                     ------------------------------------------------
    Name: Stuart Cohen
    Title: Assistant Secretary

    CREDIT SUISSE         , INC.

    By:
                     ------------------------------------------------
    Name: Hal Liebes
    Title: Vice President
    Attestation By:
                     ------------------------------------------------
    Name: Stuart Cohen
    Title: Assistant Secretary

    Solely with respect to paragraphs 4.3, 5.9 and 9.2 hereof:
    CREDIT SUISSE ASSET MANAGEMENT, LLC

    By:
                     ------------------------------------------------
    Name: Hal Liebes
    Title: Managing Director
    Attestation By:
                     ------------------------------------------------
    Name: Gregory Bressler
    Title: Vice President

                                                                           PROXY

[X]      PLEASE MARK VOTES
         AS IN THIS EXAMPLE



                  CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
                              VOTE THIS CARD TODAY
          BY MAIL, BY FAX AT 1-212-269-2796, BY PHONE AT 1-800-714-3312
                     OR ON-LINE AT www.CreditSuisseFunds.com



CONTROL NUMBER:

Please be sure to sign and date this Proxy.             Date____________________

Shareholder sign here__________________   Co-owner sign here ___________________


1.    To approve the Agreement and Plan of          For     Against     Abstain
      Reorganization (the "Plan") providing         [ ]       [ ]         [ ]
      that (i) Credit Suisse International
      Equity Fund, Inc. (the "Acquired Fund")
      would transfer to Credit Suisse
      International Focus Fund, Inc.
      (formerly, Credit Suisse Warburg Pincus
      Major Foreign Markets Fund, Inc.) (the
      "Acquiring Fund"), all of its assets in
      exchange for shares of the Acquiring
      Fund and the assumption by the Acquiring
      Fund of the Acquired Fund's liabilities,
      (ii) such shares of the Acquiring Fund
      would be distributed to shareholders of
      the Acquired Fund in liquidation of the
      Acquired Fund, and (iii) the Acquired
      Fund would subsequently be dissolved.


The proxies are authorized to vote upon such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

Mark box at right if an address change or comment has been noted on the reverse side of this card.

RECORD DATE SHARES:

               CREDIT SUISSE INTERNATIONAL EQUITY FUND FUND, INC.


           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

                SPECIAL MEETING OF SHAREHOLDERS - MARCH 19, 2002



                  The undersigned hereby appoints Rocco Del Guercio and Gregory Bressler, each with the power of substitution, as proxies for the undersigned to vote all shares of Credit Suisse International Equity Fund, Inc. which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017, on March 19, 2001 at 3 p.m., Eastern time, and at any adjournments thereof.

                  UNLESS OTHERWISE SPECIFIED IN THE BOXES PROVIDED, THE UNDERSIGNED'S VOTE WILL BE CAST FOR EACH ITEM LISTED ON THE REVERSE SIDE. A PROPERLY EXECUTED PROXY IN WHICH NO SPECIFICATION IS MADE WILL BE VOTED IN FAVOR OF THE PROPOSAL.

                  PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                  NOTE: Please sign exactly as name(s) appear(s) hereon. Joint owners should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such.


        HAS YOUR ADDRESS CHANGED?              DO YOU HAVE ANY COMMENTS?

--------------------------------------  ----------------------------------------

--------------------------------------  ----------------------------------------

--------------------------------------  ----------------------------------------

                                                                           PROXY

[X]      PLEASE MARK VOTES
         AS IN THIS EXAMPLE



              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                              VOTE THIS CARD TODAY
          BY MAIL, BY FAX AT 1-212-269-2796, BY PHONE AT 1-800-714-3312
                     OR ON-LINE AT www.CreditSuisseFunds.com

CONTROL NUMBER:

Please be sure to sign and date this Proxy.             Date____________________

Shareholder sign here_________________    Co-owner sign here ___________________



1.     To approve the Agreement and Plan of         For     Against     Abstain
       Reorganization (the "Plan") providing         [ ]       [ ]         [ ]
       that (i) Credit Suisse International
       Small Company Fund, Inc. (the "Acquired
       Fund") would transfer to Credit Suisse
       International Focus Fund, Inc.
       (formerly, Credit Suisse Warburg Pincus
       Major Foreign Markets Fund, Inc.) (the
       "Acquiring Fund"), all of its assets in
       exchange for shares of the Acquiring
       Fund and the assumption by the Acquiring
       Fund of the Acquired Fund's liabilities,
       (ii) such shares of the Acquiring Fund
       would be distributed to shareholders of
       the Acquired Fund in liquidation of the
       Acquired Fund, and (iii) the Acquired
       Fund would subsequently be dissolved.



The proxies are authorized to vote upon such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

Mark box at right if an address change or comment has been noted on the reverse side of this card.

RECORD DATE SHARES:

              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.


           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

                SPECIAL MEETING OF SHAREHOLDERS - MARCH 19, 2002



                  The undersigned hereby appoints Rocco Del Guercio and Gregory Bressler, each with the power of substitution, as proxies for the undersigned to vote all shares of Credit Suisse International Small Company Fund, Inc. which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017, on March 19, 2001 at 3 p.m., Eastern time, and at any adjournments thereof.

                  UNLESS OTHERWISE SPECIFIED IN THE BOXES PROVIDED, THE UNDERSIGNED'S VOTE WILL BE CAST FOR EACH ITEM LISTED ON THE REVERSE SIDE. A PROPERLY EXECUTED PROXY IN WHICH NO SPECIFICATION IS MADE WILL BE VOTED IN FAVOR OF THE PROPOSAL.

                  PLEASE VOTE, DATE AND SIGN ON REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                  NOTE: Please sign exactly as name(s) appear(s) hereon. Joint owners should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such.

        HAS YOUR ADDRESS CHANGED?              DO YOU HAVE ANY COMMENTS?

--------------------------------------  ----------------------------------------

--------------------------------------  ----------------------------------------

--------------------------------------  ----------------------------------------

                                     PART B
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 18, 2002

                          ACQUISITION OF THE ASSETS OF

                  CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
              CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                        BY AND IN EXCHANGE FOR SHARES OF

                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 927-2874

                  This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of each of Credit Suisse International Equity Fund, Inc. and Credit Suisse International Small Company Fund, Inc. (the "Acquired Funds") to Credit Suisse International Focus Fund, Inc. (formerly, Credit Suisse Warburg Pincus Major Foreign Markets Fund, Inc.) (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds (the "Acquisitions"), consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

     1. Statement of Additional Information for the Acquiring Fund and each of the Acquired Funds, each dated February 28, 2001, each as supplemented as of the date hereof.

     2. Annual Reports of the Acquiring Fund and each of the Acquired Funds for the fiscal year ended October 31, 2001.

                  This Statement of Additional Information is not a prospectus. Extra copies of the Prospectus/Proxy Statement, dated January 18, 2001, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

                  The Annual Reports of the Acquiring Fund and each of the Acquired Funds, for the fiscal year ended October 31, 2001, and each including audited financial statements, notes to the financial statements and report of the independent accountants, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call (800) 927-2874.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Schedule of Investments as of October 31, 2001 and the unaudited pro forma condensed Statements of Operations for the fiscal year ended October 31, 2001 for each of the Funds, as adjusted, giving effect to each separate Acquisition and the combined Acquisitions.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Assets and Liabilities
As of October 31, 2001 (unaudited)


                                   ACQUIRED FUND                ACQUIRING FUND                         CREDIT SUISSE INTERNATIONAL
                             INTERNATIONAL EQUITY FUND     INTERNATIONAL FOCUS FUND                        FOCUS FUND PRO FORMA
                             -----------------------------------------------------------------------------------------------------
                                  COST           VALUE          COST         VALUE        ADJUSTMENTS      COST           VALUE
                             -----------------------------------------------------------------------------------------------------
ASSETS

Investments                  $450,410,556   $391,689,494   $30,558,484   $30,525,693                    $480,969,040  $422,215,187
Cash                                                 986                         938                                         1,924
Foreign currency                  171,372        177,107        46,976        48,429                         218,348       225,536
Receivable for investment
 sold unsettled                 7,847,821      7,832,107       651,987       650,546                       8,499,808     8,482,653
Receivable for fund shares
 sold                                          2,669,057                       2,367                                     2,671,424
Dividends, interest, and
 reclaims receivable              876,143        864,196        56,931        56,853                        933,074        921,049
Unrealized appreciation on
 forward currency contracts                       95,960                       8,208                                       104,168
Prepaid expenses and other
 assets                                           39,463                      23,875       (39,463)(a)                      23,875
                                             -----------                  ----------                                   -----------
             Total Assets                    403,368,370                  31,316,909                                   434,645,816
                                             -----------                  ----------                                   -----------

LIABILITIES

Advisory fee payable                             358,353                         394                                       358,747
Administrative fees payable                       35,835                       2,842                                        38,677
Payable for investments
 purchased unsettled            9,277,265      9,258,296       593,713       591,826                      9,870,978      9,850,122
Payable for fund shares
 repurchased                                   5,877,417                          96                                     5,877,513
Unrealized depreciation on
 forward currency contracts                      289,583                      23,664                                       313,247
Other accrued expenses
 payable                                         392,341                      40,842                                       433,183
                                              ----------                  ----------                                    ----------
             Total Liabilities                16,211,825                     659,664                                    16,871,489
                                              ----------                  ----------                                    ----------
Net Assets                                   387,156,545                  30,657,245                                   417,774,327
                                             ===========                  ==========                                   ===========

NET ASSET VALUE PER SHARE

  COMMON SHARES
    Net Assets                              $312,571,114                 $30,657,245  $    (39,463)(a)                $343,188,896
    Shares Outstanding                        28,082,011                   3,196,098     4,507,317                      35,785,426
    Net Asset Value Per
      Share                                 $      11.13                 $      9.59                                  $       9.59
                                            ------------                 -----------                                  ------------


  ADVISOR SHARES
    Net Assets                                74,585,431                          -                                     74,585,431
    Shares Outstanding                         6,812,459                          -        964,958                       7,777,417
    Net Asset Value Per
      Share                                 $      10.95                 $        -              -                    $       9.59
                                            ------------                 -----------                                  ------------


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)+


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

COMMON STOCKS
AUSTRALIA
AIRLINES
      Qantas Airways, Ltd.                                 473,500    $ 938,986       350,500  $  695,067     824,000    $1,634,053

BANKS
      National Australia Bank, Ltd.                        301,000    4,643,103        38,200     589,258     339,200     5,232,361
     TOTAL AUSTRALIA                                                  5,582,089                 1,284,325                 6,866,414

BRAZIL
DIVERSIFIED TELECOMMUNICATIONS SERVICES
     Embratel Participacoes SA ADR                         174,800      471,960             0           0     174,800       471,960
      TOTAL BRAZIL                                                      471,960                         0                   471,960

CANADA
DIVERSIFIED TELECOMMUNICATIONS SERVICES
      AXXENT, Inc. Class B * !                           1,856,700            -             0           0   1,856,700             0
      BCE, Inc.                                            288,600    6,368,263             0           0     288,600     6,368,263
                                                                      6,368,263                         0                 6,368,263
INTERNET SOFTWARE & SERVICES
      Wysdom, Inc. *                                     1,095,762      339,686                         0   1,095,762       339,686
      TOTAL CANADA                                                    6,707,949                                           6,707,949

DENMARK
COMMERCIAL SERVICES & SUPPLIES


                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

      ISS A/S                                              143,900    6,787,826        13,360     630,197     157,260     7,418,023

DIVERSIFIED TELECOMMUNICATIONS SERVICES
      TDC A/S                                              382,650   13,143,934        26,724     917,963     409,374    14,061,897
      TOTAL DENMARK                                                  19,931,760                 1,548,160                21,479,920

FINLAND
INSURANCE
      Sampo Oyj                                                  0            -        39,640     357,024      39,640       357,024
      TOTAL FINLAND                                                           -                   357,024                   357,024

FRANCE
BANKS
      BNB Paribas SA                                       120,700   10,044,835         7,390     615,007     128,090    10,659,842

CONSTRUCTION & ENGINEERING
      Vinci                                                160,200    9,667,204         7,970     480,946     168,170    10,148,150

ELECTRICAL EQUIPMENT
      Alstom                                               378,650    5,790,809        38,800     593,380     417,450     6,384,189

MEDIA
      Havas Advertising SA                                 668,000    4,963,568        82,470     612,793     750,470     5,576,361
      Vivendi Universal SA                                 125,314    5,857,746         7,465     348,948     132,779     6,206,694
                                                                     10,821,314                   961,741                11,783,055

METALS & MINING
      Pechiney SA Class A                                  145,731    6,694,000        10,635     488,508     156,366     7,182,508


                                         See Notes to Pro Forma Financial Statements.




Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

OIL & GAS
      TotalFinaElf SA                                            0            -         3,980     559,205       3,980       559,205
      TOTAL FRANCE                                                   43,018,162                 3,698,787                46,716,949

GERMANY
ELECTRIC UTILITIES
      RWE AG                                               143,200    5,662,016         9,980     394,601     153,180     6,056,617

INSURANCE
      Muenchener Rueckversicherungs-Gesellschaft AG         40,300   10,653,118         3,260     861,766      43,560    11,514,884
      TOTAL GERMANY                                                  16,315,134                 1,256,367                17,571,501

HONG KONG
BANKS
      Dah Sing Financial Group                                   0            -        67,400     292,065      67,400       292,065
      Guoco Group, Ltd.                                          0            -        50,700     334,748      50,700       334,748
                                                                              -                   626,813                   626,813

REAL ESTATE
      Hongkong Land Holdings, Ltd.                         389,072      626,406       224,847     362,004     613,919       988,410
      TOTAL HONG KONG                                                   626,406                   988,817                 1,615,223

INDIA
BANKS
      State Bank of India, Ltd. *                              400        1,547             0           0         400         1,547

METALS & MINING

                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----



      Hindalco Industries, Ltd. *                               10          116             0           0          10           116
      TOTAL INDIA                                                         1,663                         0                     1,663

IRELAND
PAPER & FOREST PRODUCTS
      Jefferson Smurfit Group PLC                                0            -       347,000     690,693     347,000       690,693
      TOTAL IRELAND                                                           -                   690,693                   690,693

ISRAEL
HEALTHCARE EQUIPMENT & SUPPLIES
      Card-Guard Scientific Survival, Ltd. *                51,799    1,987,413             0           0      51,799     1,987,413
      TOTAL ISRAEL                                                    1,987,413                         0                 1,987,413

ITALY
ENERGY EQUIPMENT & SERVICES
      Saipem SpA                                           235,250    1,163,230             0           0     235,250     1,163,230

INSURANCE
      Riunione Adriatica di Sicurta SpA                    717,060    8,608,931        41,900     503,046     758,960     9,111,977

TRANSPORTATION INFRASTRUCTURE
      Concessioni e Costruzioni Autostrade SpA           1,008,900    6,342,597       132,400     832,352   1,141,300     7,174,949
      TOTAL ITALY                                                    16,114,758                 1,335,398                17,450,156

JAPAN
BEVERAGES
      Asahi Breweries, Ltd.                                432,000    4,510,404        31,000     323,663     463,000     4,834,067


                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

CHEMICALS
      Asahi Kasei Corp.                                  1,187,000    3,908,018       142,000     467,514   1,329,000     4,375,532

DIVERSIFIED FINANCIALS
      Daiwa Securities Group, Ltd.                         656,000    4,287,407        62,000     405,212     718,000     4,692,619

LEISURE EQUIPMENT & PRODUCTS
      Nintendo Co., Ltd.                                    40,000    6,169,683         3,000     462,726      43,000     6,632,409
      Sega Corp. *                                         426,200    8,304,293        33,400     650,782     459,600     8,955,075
                                                                     14,473,976                 1,113,508                15,587,484
MACHINERY
      Fanuc, Ltd.                                           57,600    2,399,902         7,900     329,153      65,500     2,729,055

OFFICE ELECTRONICS
      Canon, Inc.                                          191,000    5,555,002        22,000     639,843     213,000     6,194,845

PHARMACEUTICALS
      Sankyo Co., Ltd.                                     170,000    3,305,420        15,000     291,655     185,000     3,597,075
      Takeda Chemical Industries, Ltd.                      68,000    3,294,310        11,000     532,903      79,000     3,827,213
                                                                      6,599,730                   824,558                 7,424,288
REAL ESTATE
      Mitsui Fudosan Co., Ltd.                             410,000    4,163,474        42,000     426,502     452,000     4,589,976

SEMICONDUCTOR EQUIPMENT & PRODUCTS
      Rohm Co., Ltd.                                        46,500    4,949,920         4,100     436,445      50,600     5,386,365

WIRELESS TELECOMMUNICATIONS SERVICES
      NTT DoCoMo, Inc.                                         483    6,550,223            24     325,477         507     6,875,700


                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

      TOTAL JAPAN                                                    57,398,056                 5,291,875                62,689,931

MEXICO
MEDIA
      Grupo Televisa SA de CV GDR *                        111,750    3,402,787             0           0     111,750     3,402,787
     TOTAL MEXICO                                                     3,402,787                         0                 3,402,787

NETHERLANDS
 FOOD & DRUG RETAILING
      Koninklijke Ahold NV                                 252,423    7,106,921        19,297     543,303     271,720     7,650,224

HOUSEHOLD DURABLES
      Koninklijke (Royal) Philips Electronics NV           282,000    6,410,649        15,123     343,788     297,123     6,754,437

MACHINERY
      IHC Caland NV                                         56,244    2,808,933         4,368     218,146      60,612     3,027,079

OIL & GAS
      Royal Dutch Petroleum Co.                            186,700    9,500,716        12,040     612,687     198,740    10,113,403
      TOTAL NETHERLANDS                                              25,827,219                 1,717,924                27,545,143

NORWAY
BANKS
      Den Norske Bank ASA                                1,391,770    5,265,297       135,400     512,241   1,527,170     5,777,538
      TOTAL NORWAY                                                    5,265,297                   512,241                 5,777,538

PORTUGAL
DIVERSIFIED TELECOMMUNICATIONS SERVICES

                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

      Portugal Telecom SGPS SA                             389,620    3,088,072        15,017     119,023     404,637     3,207,095

WIRELESS TELECOMMUNICATIONS SERVICES
      Telecel-Comunicacoes Pessoais SA*                    338,000    2,374,515             0           0     338,000     2,374,515
      TOTAL PORTUGAL                                                  5,462,587                   119,023                 5,581,610

SINGAPORE
BANKS
      United Overseas Banks, Ltd.                        1,570,030    8,778,618       109,400     611,696   1,679,430     9,390,314

ELECTRONIC EQUIPMENT & INSTRUMENTS
      Flextronics International, Ltd. *                    181,100    3,603,890        17,530     348,847     198,630     3,952,737

MARINE
      Neptune Orient Lines, Ltd. *                       8,459,000    3,663,230     1,018,000     440,852   9,477,000     4,104,082
     TOTAL SINGAPORE                                                 16,045,738                 1,401,395                17,447,133

SOUTH KOREA
BANKS
      Kookmin Bank New                                     282,940    7,373,909             0           0     282,940     7,373,909

DIVERSIFIED TELECOMMUNICATIONS SERVICES
      Korea Telecom Corpo. ADR                             392,700    8,183,868             0           0     392,700     8,183,868

SEMICONDUCTOR EQUIPMENT & PRODUCTS
      Samsung Electronics Co.                               52,400    7,020,385             0           0      52,400     7,020,385
      TOTAL SOUTH KOREA                                              22,578,162                         0                22,578,162


                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

SPAIN
ELECTRIC UTILITIES
      Union Electrica Fenosa SA                            279,873    4,161,708        25,350     376,954     305,223     4,538,662
      TOTAL SPAIN                                                     4,161,708                   376,954                 4,538,662

SWEDEN
AUTO COMPONENTS
      Autoliv, Inc.                                        169,500    2,685,593        38,300     606,833     207,800     3,292,426

BANKS
      Nordea AB                                          1,466,000    6,492,703       108,000     478,316   1,574,000     6,971,019

CAPITAL GOODS
      SKF AB Series B                                      149,296    2,512,881        11,400     191,880     160,696     2,704,761
      TOTAL SWEDEN                                                   11,691,177                 1,277,029                12,968,206

SWITZERLAND
BANKS
      UBS AG                                               203,300    9,456,075        14,040     653,041     217,340    10,109,116

COMPUTERS & PERIPHERALS
      Logitech International SA*                           104,000    3,184,557             0           0     104,000     3,184,557

PHARMACEUTICALS
      Roche Holding AG                                      38,500    2,670,205         3,100     215,004      41,600     2,885,209
      TOTAL SWITZERLAND                                              15,310,837                   868,045                16,178,882

TAIWAN


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----

COMPUTERS & PERIPHERALS
      Asustek Computer, Inc.                             1,404,000    4,798,611             0           0   1,404,000     4,798,611

METALS & MINING
      China Steel Corp.                                  4,400,000    1,714,121             0           0   4,400,000     1,714,121

SEMICONDUCTOR EQUIPMENT & PRODUCTS
      Siliconware Precision Industries Co. *                   618          320             0           0         618           320
      United Microelectronics Corp.*                     5,817,000    4,785,021             0           0   5,817,000     4,785,021
                                                                      4,785,341                         0                 4,785,341
      TOTAL TAIWAN                                                   11,298,073                         0                11,298,073

UNITED KINGDOM
AEROSPACE & DEFENSE
      BAE Systems PLC                                    1,627,965    7,907,681       174,253     846,417   1,802,218     8,754,098

BANKS
      Lloyds TSB Group PLC                                 742,900    7,498,034        71,500     721,644     814,400     8,219,678
      Royal Bank of Scotland Group PLC                     224,800    5,377,988        19,020     455,024     243,820     5,833,012
                                                                     12,876,022                 1,176,668                14,052,690
ELECTRIC UTILITIES
      Scottish Power PLC                                 1,318,700    7,575,315        98,700     566,985   1,417,400     8,142,300

ELECTRONIC EQUIPMENT & INSTRUMENTS
      Firstgroup PLC                                             0            -       131,100     555,775     131,100       555,775

INDUSTRIAL CONGLOMERATES
      Smith Industries PLC                                 407,772    4,044,449        31,171     309,167     438,943     4,353,616




                                         See Notes to Pro Forma Financial Statements.



Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                                              AQUIRED FUND             AQUIRING FUND             CREDIT SUISSE
                                                          INTERNATIONAL EQUITY     INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS
                                                                  FUND                                            FUND PRO FORMA
                                                          --------------------     ------------------------  ---------------------
                                                          NUMBER                    NUMBER                   NUMBER
                                                            OF                        OF                       OF
                                                          SHARES       VALUE        SHARES        VALUE      SHARES        VALUE
                                                          ------       -----        ------        -----      ------        -----
INSURANCE
      Friends Provident PLC*                             2,620,400    6,973,909       186,500     496,349   2,806,900     7,470,258

OIL & GAS
      BG Group PLC                                       2,374,200    8,985,984       155,400     588,165   2,529,600     9,574,149

PHARMACEUTICALS
      AstraZeneca Group PLC                                146,100    6,588,849        10,000     450,982     156,100     7,039,831
      GlaxoSmithKline PLC                                  636,609   17,127,820        34,281     922,323     670,890    18,050,143
                                                                     23,716,669                 1,373,305                25,089,974
WIRELESS TELECOMMUNICATIONS SERVICES
      Vodafone Group PLC                                 2,812,945    6,504,530       224,362     518,805   3,037,307     7,023,335
      TOTAL UNITED KINGDOM                                           78,584,559                 6,431,636                85,016,195

TOTAL COMMON STOCKS                                                 367,783,494                29,155,693               396,939,187


                                                            PAR                       PAR                      PAR
                                                           (000)                     (000)                    (000)
                                                           -----                     -----                    -----
SHORT-TERM INVESTMENT
     State Street Bank and Trust Co. Euro Time Deposit
     2.500% 11/0                                           $23,906   23,906,000        $1,370   1,370,000     $25,276    25,276,000


TOTAL INVESTMENTS AT VALUE                                         $391,689,494               $30,525,693              $422,215,187


*        Non-income producing security.
!        Company filed for bankruptcy on 4/23/01.
+        Management does not anticipate having to sell any securities as a result of the reorganization. However, securities may be sold to the extent necessary to conform to the Acquiring Fund's management style and investment philosophy.


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Operations
As of October 31, 2001 (unaudited)




                                                                                                                CREDIT SUISSE
                                                    ACQUIRED FUND         ACQUIRING FUND                        INTERNATIONAL
                                                    INTERNATIONAL          INTERNATIONAL                       FOCUS FUND PRO
                                                     EQUITY FUND            FOCUS FUND         ADJUSTMENTS          FORMA
                                                 ----------------         -------------        -----------     --------------
INVESTMENT INCOME
    Dividends                                    $    7,887,106           $      794,629       $         -       $    8,681,735
    Interest                                          3,249,941                  124,033                 -            3,373,974
    Foreign taxes withheld                           (1,013,554)                (109,134)                -           (1,122,688)
                                                 --------------           --------------       -----------       --------------
      Total Investment Income                        10,123,493                  809,528                 -           10,933,021
EXPENSES
    Investment advisory services                      6,098,136                  511,592                 -            6,609,728
    Administrative and accounting fees                  536,119                   51,954           (75,392)(b)          512,681
    Administrative services fees                        609,814                   51,159                 -              660,973
    Distribution fees - Advisor Class                   592,613                        -                 -              592,613
    Transfer agent fees                                 973,482                   29,606            49,290(e)         1,052,378
    Custodian fees                                      364,064                   32,839            (4,047)(c)          392,856
    Printing fees                                       247,105                   20,908           (20,908)(d)          247,105
    Interest expense                                    165,685                    7,980            (7,980)(d)          165,685
    Audit fees                                          119,682                   17,405           (67,087)(d)           70,000
    Registration fees                                   104,208                   39,678           (39,678)(d)          104,208
    Legal fees                                           62,348                   38,253           (38,253)(d)           62,348
    Insurance expense                                    24,208                    5,016            (5,016)(d)           24,208
    Directors fees                                       19,726                   17,616           (19,692)(d)           17,650
    Miscellaneous expense                                21,986                    6,192            (6,192)(d)           21,986
                                                 --------------           --------------       -----------       --------------
       Total                                          9,939,176                  830,198          (234,955)          10,534,419
                                                 --------------           --------------       -----------       --------------

     Less: Expenses waived by CSAM                            -                 (339,929)          339,929(f)                 -
     Less: Transfer agent offset                        (29,391)                  (4,255)                -              (33,646)
                                                 --------------           --------------       -----------       --------------
      Total Expenses                                  9,909,785                  486,014           104,974           10,500,773
                                                 --------------           --------------       -----------       --------------
Net Investment Income                                   213,708                  323,514          (104,974)             432,248
                                                 --------------           --------------       -----------       --------------
NET REALIZED AND LOSS FROM INVESTMENTS:
    Net realized loss from investments              (68,969,199)              (6,386,543)                -          (75,355,742)
    Net realized loss from foreign currency
     transactions                                    (1,994,630)                (245,662)                -           (2,240,292)
    Net change in unrealized
     appreciation/(depreciation) from
     investments                                   (111,906,740)              (5,767,088)                -         (117,673,828)
    Net change in unrealized
     appreciation/(depreciation) from foreign
     currency translations                             (202,315)                  (4,790)                -             (207,105)
                                                 --------------           --------------       -----------       --------------

     Net realized and unrealized loss from
       investments and foreign currency
       related items                               (183,072,884)             (12,404,083)                -         (195,476,967)
                                                 --------------           --------------       -----------       --------------
     Net decrease in net assets resulting
       from operations                           $ (182,859,176)          $  (12,080,569)      $  (104,974)      $ (195,044,719)
                                                 ==============           ==============       ===========       ==============

                       Notes to Pro Forma Financial Statements

Credit Suisse International Equity Fund, Inc.
Credit Suisse International Focus Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)
October 31, 2001

1.       BASIS OF COMBINATION

          The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of Credit Suisse International Equity Fund, Inc. (the "International Equity Fund") into Credit Suisse International Focus Fund, Inc. (the "International Focus Fund" and, together with the International Equity Fund, "the Funds"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets and liabilities of the International Equity Fund to the International Focus Fund in exchange for Common Class and Advisor Class shares of the International
Focus Fund and the distribution of such shares to shareholders of the International Equity Fund and the subsequent liquidation of the International Equity Fund. The accounting survivor in the proposed merger will be the International Focus Fund. This is because although the International Equity
Fund has the same investment objective as International Focus Fund, the surviving fund will invest in a style that is similar to the way in which International Focus Fund is currently operated.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

         The International Focus Fund and the International Equity Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

          The Pro Forma adjustments below reflect the impact of the merger between the International Focus Fund and the International Equity Fund.

(a) Adjustment eliminates pre-paid blue sky asset for the International Equity Fund.

(b) Adjustment based on the contractual agreements with PFPC, Inc. as administrator for the combined fund.

(c) Adjustment based on the contractual agreements with the custodian for the combined fund.

(d) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

(e) Adjustment based on the contractual agreement with the transfer agent for the combined fund.

(f) Adjustment to decrease CSAM waiver and reduce total expense ratio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Following is a summary of significant accounting policies, which are consistently followed by the International Focus Fund and the International Equity Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         SECURITY VALUATION - Securities traded on a U.S. or foreign stock exchange, or the Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Directors (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

         FOREIGN CURRENCY TRANSACTIONS - The books and records of each Fund is maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in market prices of debt securities.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

         FEDERAL INCOME TAXES - The International Focus Fund/International Equity Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared in December.

         OTHER - The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risks (key information may be inaccurate or unavailable), and political risks (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing on foreign securities include liquidity and valuation risks.

         Each Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involve higher levels of risks, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Funds to increased volatility or substantial declines in value.

         The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Assets and Liabilities
As of October 31, 2001 (unaudited)


                                  ACQUIRED FUND
                           INTERNATIONAL SMALL COMPANY           ACQUIRING FUND                         CREDIT SUISSE INTERNATIONAL
                                      FUND                  INTERNATIONAL FOCUS FUND                       FOCUS FUND PRO FORMA
                           ----------------------------   --------------------------                    ---------------------------
                              COST           VALUE          COST           VALUE        ADJUSTMENTS         COST        VALUE
                           ------------    ------------   -----------    ------------   -----------      -----------    ------
ASSETS

   Investments              $29,377,808     $24,375,859   $30,558,484     $30,525,693                    $59,936,292    $54,901,552
   Cash                                             942                           938                                         1,880
   Foreign Currency                              22,228        46,976          48,429                                        70,657
   Receivable for
     investment sold
     unsettled                   72,214          72,136       651,987         650,546                        724,201        722,682
   Receivable for fund
     shares sold                                321,659                         2,367                                       324,026
   Dividends,
     interest, and
     reclaims
     receivable                  15,807          15,981        56,931          56,853                         72,738         72,834
   Unrealized appreciation
     on forward currency
     contracts                                      --                          8,208                                         8,208
   Prepaid expenses
     and other assets                            37,079                        23,875       (37,079)(a)                      23,875
                                                 ------                --------------                                --------------

     Total Assets                            24,845,884                    31,316,909                                    56,125,714
                                          -------------                  ------------                                  ------------

LIABILITIES

   Advisory fee payable                          19,097                           394                                        19,491
   Administrative fees
     payable                                      2,424                         2,842                                         5,266
   Payable for
     investments
     purchased
     unsettled                   45,334         145,443       593,713         591,826                        639,047        737,269
   Payable for fund
     shares repurchased                          26,468                            96                                        26,564
   Payable for
     unrealized loss
     on forward
     contracts                                        -                        23,664                                        23,664
   Distribution fees
     payable                                      5,730                             -                                         5,730
   Other accrued
     expenses payable                            55,297                        40,842                                        96,139
                                         --------------                --------------                                        ------

     Total Liabilities                          248,729                       659,664                                       908,393
                                          -------------                --------------                                --------------

Net Assets                                  $24,597,155                   $30,657,245                                   $55,217,321
                                            ===========                   ===========                                   ===========

NET ASSET VALUE PER
SHARE
   COMMON SHARES
   Net Assets                               $24,597,155                   $30,657,245    $  (37,079)(a)                 $55,217,321
   Shares Outstanding                         1,714,857                     3,196,098       846,152                       5,757,107
   Net Asset Value Per
      Share                              $        14.34                $         9.59                                   $      9.59
                                         --------------                --------------                                   -----------



                              See Notes to Pro Forma Financial Statements.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)+

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
COMMON STOCKS
AUSTRALIA
AIRLINES
     Qantas Airways, Ltd.                           -     $         -     350,500     $    695,067      350,500   $    695,067
                                                          -----------                 ------------                ------------

BANKS
     National Australia Bank, Ltd.                  -               -      38,200          589,258       38,200        589,258
                                                          -----------                 ------------                ------------

OIL & GAS
     Oil Search, Ltd.                         794,100         424,744           -                -      794,100        424,744
                                                          -----------                 ------------                ------------
     TOTAL AUSTRALIA                                          424,744                    1,284,325                   1,709,069
                                                          -----------                 ------------                ------------

BRAZIL
WIRELESS TELECOMMUNICATIONS SERVICES
     Celular CRT Participacoes SA             800,000         110,099           -                -      800,000        110,099
                                                          -----------                 ------------                ------------
     TOTAL BRAZIL                                             110,099                            -                     110,099
                                                          -----------                 ------------                ------------

CANADA
DIVERSIFIED TELECOMMUNICATIONS SERVICES
     AXXENT, Inc. Class B * !                  90,000               -           -                -       90,000              -
                                                          -----------                 ------------                ------------
INTERNET SOFTWARE & SERVICES
     Wysdom, Inc. *                            87,000          26,970           -                -       87,000         26,970
                                                          -----------                 ------------                ------------
     TOTAL CANADA                                              26,970                                                   26,970
                                                          -----------                                             ------------

DENMARK
COMMERCIAL SERVICES & SUPPLIES

                        See Notes to Pro Forma Financials

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
     ISS A/S                                        -               -      13,360          630,197       13,360        630,197
                                                          -----------                 ------------                ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES
     TDC  A/S                                       -                      26,724          917,963       26,724        917,963
                                                          -----------                 ------------                ------------
     TOTAL DENMARK                                                                       1,548,160                   1,548,160
                                                          -----------                 ------------                ------------
FINLAND
INSURANCE
     Sampo Oyj                                      -               -      39,640          357,024       39,640        357,024
                                                          -----------                 ------------                ------------
MACHINERY
     KCI Konecranes International              22,700         558,151           -                -       22,700        558,151
                                                          -----------                 ------------                ------------
     TOTAL FINLAND                                            558,151                      357,024                     915,175
                                                          -----------                 ------------                ------------
FRANCE
BANKS
     BNP Paribas SA                                 -               -       7,390          615,007        7,390        615,007
                                                          -----------                 ------------                ------------
CONSTRUCTION & ENGINEERING
     Vinci                                          -               -       7,970          480,946        7,970        480,946
                                                          -----------                 ------------                ------------
ELECTRICAL EQUIPMENT
     Alstom                                         -               -      38,800          593,380       38,800        593,380
                                                          -----------                 ------------                ------------
     Neopost SA*                               22,700         674,689           -                -       22,700        674,689
                                                          -----------                 ------------                ------------
     Pinguely-Haulotte                         44,100         359,460           -                -       44,100        359,460
                                                          -----------                 ------------                ------------
                                                            1,034,149                      593,380                   1,627,529
                                                          -----------                 ------------                ------------
LEISURE EQUIPMENT & PRODUCTS
     Trigano                                   12,700         267,431           -                -       12,700        267,431
                                                          -----------                 ------------                ------------
MEDIA
     Havas Advertising SA                           -               -      82,470          612,793       82,470        612,793
                                                          -----------                 ------------                ------------
     Vivendi Universal SA                           -               -       7,465          348,948        7,465        348,948
                                                          -----------                 ------------                ------------

                        See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
                                                                    -                      961,741                     961,741
                                                          -----------                 ------------                ------------
METALS & MINING
     Pechiney SA Class A                            -               -      10,635          488,508       10,635        488,508
                                                          -----------                 ------------                ------------
OIL & GAS
     TotalFinaElf SA                                -               -       3,980          559,205        3,980        559,205
                                                          -----------                 ------------                ------------
     TOTAL FRANCE                                           1,301,580                    3,698,787                   5,000,367
                                                          -----------                 ------------                ------------

GERMANY
ELECTRICAL EQUIPMENT
     Lambda Physik AG *                         8,425         131,198           -                -        8,425        131,198
                                                          -----------                 ------------                ------------
ELECTRIC UTILITIES
     RWE AG                                         -               -       9,980          394,601        9,980        394,601
                                                          -----------                 ------------                ------------
INSURANCE
     Muenchener Rueckversicherungs-                 -               -       3,260          861,766        3,260        861,766
                                                          -----------                 ------------                ------------
               Gesellschaft AG
     Tecis Holding AG                           6,400         174,081           -                -        6,400        174,081
                                                          -----------                 ------------                ------------
                                                              174,081                      861,766                   1,035,847
                                                          -----------                 ------------                ------------
MACHINERY
     Technotrans AG                             6,607         276,707           -                -        6,607        276,707
                                                          -----------                 ------------                ------------
TRADING COMPANIES & DISTRIBUTORS
     Medion AG                                 23,250         841,598           -                -       23,250        841,598
                                                          -----------                 ------------                ------------
     TOTAL GERMANY                                          1,423,584                    1,256,367                   2,679,951
                                                          -----------                 ------------                ------------

HONG KONG
BANKS
     Dah Sing Financial Group                 151,200         655,197      67,400          292,065      218,600        947,262
                                                          -----------                 ------------                ------------
     Guoco Group, Ltd.                              -               -      50,700          334,748       50,700        334,748
                                                          -----------                 ------------                ------------
                                                              655,197                      626,813                   1,282,010
                                                          -----------                 ------------                ------------

                        See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
REAL ESTATE
     Hongkong Land Holdings, Ltd.                   -               -     224,847          362,004      224,847        362,004
                                                          -----------                 ------------                ------------
     TOTAL HONG KONG                                          655,197                      988,817                   1,644,014
                                                          -----------                 ------------                ------------

IRELAND
PAPER & FOREST PRODUCTS
     Jefferson Smurfit Group PLC                    -               -     347,000          690,693      347,000        690,693
                                                          -----------                 ------------                ------------
     TOTAL IRELAND                                                  -                      690,693                     690,693
                                                          -----------                 ------------                ------------

ISRAEL
HEALTHCARE EQUIPMENT & SUPPLIES
     Card-Guard Scientific Survival, Ltd.*     20,300         778,866           -                -       20,300        778,866
                                                          -----------                 ------------                ------------
     TOTAL ISRAEL                                             778,866                            -                     778,866
                                                          -----------                 ------------                ------------

ITALY
BANKS
     Credit Emiliano SpA                       59,020         256,750           -                -       59,020        256,750
                                                          -----------                 ------------                ------------
INSURANCE
     Riunione Adriatica di Sicurta SpA              -               -      41,900          503,046       41,900        503,046
                                                          -----------                 ------------                ------------
PHARMACEUTICALS
     Recordati SpA                             44,800         838,469           -                -       44,800        838,469
                                                          -----------                 ------------                ------------
TRANSPORTATION INFRASTRUCTURE
     Concessioni e Costruzioni Autostrade           -               -     132,400          832,352      132,400        832,352
                                                          -----------                 ------------                ------------
SpA
     TOTAL ITALY                                            1,095,219                    1,335,398                   2,430,617
                                                          -----------                 ------------                ------------

JAPAN
BEVERAGES
     Asahi Breweries, Ltd.                          -               -      31,000          323,663       31,000        323,663
                                                          -----------                 ------------                ------------

                        See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
CHEMICALS
     Asahi Kasei Corp.                              -               -     142,000          467,514      142,000        467,514
                                                          -----------                 ------------                ------------
COMMERCIAL SERVICES & SUPPLIES
     Mitsumura Printing Co., Ltd.             120,000         326,457           -                -      120,000        326,457
                                                          -----------                 ------------                ------------
     Venture Link Co., Ltd.                    15,000         827,172           -                -       15,000        827,172
                                                          -----------                 ------------                ------------
     Weathernews, Inc.*                        15,000         181,365           -                -       15,000        181,365
                                                          -----------                 ------------                ------------
                                                            1,334,994                            -                   1,334,994
                                                          -----------                 ------------                ------------
DIVERSIFIED FINANCIALS
     Daiwa Securities Group, Ltd.                   -               -      62,000          405,212       62,000        405,212
                                                          -----------                 ------------                ------------
     Sanyo Shinpan Finance Co., Ltd.           15,000         430,129           -                -       15,000        430,129
                                                          -----------                 ------------                ------------
                                                              430,129                      405,212                     835,341
                                                          -----------                 ------------                ------------
ELECTRICAL EQUIPMENT
     Disco Corp.                                8,600         317,569           -                -        8,600        317,569
                                                          -----------                 ------------                ------------
FOOD & DRUG RETAILING
     C Two-Network Co., Ltd.                    8,400         312,242           -                -        8,400        312,242
                                                          -----------                 ------------                ------------
     C Two-Network Co., Ltd. New Shares*        4,200         156,121           -                -        4,200        156,121
                                                          -----------                 ------------                ------------
                                                              468,363                            -                     468,363
                                                          -----------                 ------------                ------------
INDUSTRIAL CONGLOMERATES
     Towa Corp.*                               35,000         237,613           -                -       35,000        237,613
                                                          -----------                 ------------                ------------
LEISURE EQUIPMENT & PRODUCTS
     Nintendo Co., Ltd.                             -               -       3,000          462,726        3,000        462,726
                                                          -----------                 ------------                ------------
     Sega Corp. *                              29,800         580,638      33,400          650,782       63,200      1,231,420
                                                          -----------                 ------------                ------------
                                                              580,638                    1,113,508                   1,694,146
                                                          -----------                 ------------                ------------
MACHINERY
     Fanuc, Ltd.                                    -               -       7,900          329,153        7,900        329,153
                                                          -----------                 ------------                ------------
MULTILINE RETAIL
     Hankyu Department Stores, Inc.            60,000         358,809           -                -       60,000        358,809
                                                          -----------                 ------------                ------------

                        See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
OFFICE ELECTRONICS
     Canon, Inc.                                    -               -      22,000          639,843       22,000        639,843
                                                          -----------                 ------------                ------------
PHARMACEUTICALS
     Sankyo Co., Ltd.                               -               -      15,000          291,655       15,000        291,655
                                                          -----------                 ------------                ------------
     Takeda Chemical Industries, Ltd.               -               -      11,000          532,903       11,000        532,903
                                                          -----------                 ------------                ------------
                                                                    -                      824,558                      24,558
                                                          -----------                 ------------                ------------
REAL ESTATE
     Goldcrest Co., Ltd.                        5,100         288,321           -                -        5,100        288,321
                                                          -----------                 ------------                ------------
     Mitsui Fudosan Co., Ltd.                       -               -      42,000          426,502       42,000        426,502
                                                          -----------                 ------------                ------------
                                                              288,321                      426,502                     714,823
                                                          -----------                 ------------                ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
     Rohm Co., Ltd.                             2,900         308,705       4,100          436,445        7,000        745,150
                                                          -----------                 ------------                ------------
WIRELESS TELECOMMUNICATIONS SERVICES
     NTT DoCoMo, Inc.                               -               -          24          325,477           24        325,477
                                                          -----------                 ------------                ------------
     TOTAL JAPAN                                            4,325,141                    5,291,875                   9,617,016
                                                          -----------                 ------------                ------------

NETHERLANDS
CONSTRUCTION & ENGINEERING
     Fugro NV                                  11,211         573,025           -                -       11,211        573,025
                                                          -----------                 ------------                ------------
     Koninklijke Boskalis Westminster NV       22,000         611,480           -                -       22,000        611,480
                                                          -----------                 ------------                ------------
                                                            1,184,505                            -                   1,184,505
                                                          -----------                 ------------                ------------
FOOD & DRUG RETAILING
     Koninklijke Ahold NV                           -               -      19,297          543,303       19,297        543,303
                                                          -----------                 ------------                ------------
HOUSEHOLD DURABLES
     Koninklijke (Royal) Philips
       Electronics NV                               -               -      15,123          343,788       15,123        343,788
                                                          -----------                 ------------                ------------
MACHINERY

                     See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
     IHC Caland NV                                  -               -       4,368          218,146        4,368        218,146
                                                          -----------                 ------------                ------------
OIL & GAS
     Royal Dutch Petroleum Co.                      -               -      12,040          612,687       12,040        612,687
                                                          -----------                 ------------                ------------
     TOTAL NETHERLANDS                                      1,184,505                    1,717,924                   2,902,429
                                                          -----------                 ------------                ------------

NORWAY
BANKS
     Den Norske Bank ASA                            -               -     135,400          512,241      135,400        512,241
                                                          -----------                 ------------                ------------
TOTAL NORWAY                                                        -                      512,241                     512,241
                                                          -----------                 ------------                ------------

PORTUGAL
DIVERSIFIED TELECOMMUNICATIONS SERVICES
     Portugal Telecom SGPS SA                       -               -      15,017          119,023       15,017        119,023
                                                          -----------                 ------------                ------------
     TOTAL PORTUGAL                                                 -                      119,023                     119,023
                                                          -----------                 ------------                ------------

SINGAPORE
BANKS
     United Overseas Bank, Ltd.                     -               -     109,400          611,696      109,400        611,696
                                                          -----------                 ------------                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Flextronics International, Ltd. *              -               -      17,530          348,847       17,530        348,847
                                                          -----------                 ------------                ------------
HEALTHCARE PROVIDERS & SERVICES
     Parkway Holdings, Ltd.                   696,000         364,360           -                -      696,000        364,360
                                                          -----------                 ------------                ------------
ROAD & RAIL
     Delgro Corp., Ltd.                       250,000         333,015           -                -      250,000        333,015
                                                          -----------                 ------------                ------------
MARINE
     Neptune Orient Lines, Ltd. *                   -               -   1,018,000          440,852    1,018,000        440,852
                                                          -----------                 ------------                ------------
     TOTAL SINGAPORE                                          697,375                    1,401,395                   2,098,770
                                                          -----------                 ------------                ------------

SOUTH KOREA

                         See Notes to Pro Forma Financial Statements.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
HOUSEHOLD DURABLES
     Hankuk Electric Glass Co., Ltd.           10,800         537,915           -                -       10,800        537,915
                                                          -----------                 ------------                ------------
TOTAL SOUTH KOREA                                             537,915                            -                     537,915
                                                          -----------                 ------------                ------------

SPAIN
DIVERSIFIED FINANCIALS
     Dinamia Capital Privado Sociedad de
        Capital Riesgo SA                      43,700         412,877           -                        43,700        412,877
                                                          -----------                                             ------------
ELECTRIC UTILITIES
     Union Electrica Fenosa SA                      -               -      25,350          376,954       25,350        376,954
                                                          -----------                 ------------                ------------
ENERGY EQUIPMENT & SERVICES
     Abengoa SA                                65,980         390,428           -                -       65,980        390,428
                                                          -----------                 ------------                ------------
     Grupo Auxiliar Metalurgico SA *           32,200         426,321           -                -       32,200        426,321
                                                          -----------                 ------------                ------------
                                                              816,749                            -                     816,749
                                                          -----------                 ------------                ------------
IT CONSULTING & SERVICES
     Indra Sistemas SA                         47,875         366,515           -                -       47,875        366,515
                                                          -----------                 ------------                ------------
SPECIALTY RETAIL
     Aldeasa SA                                17,824         257,658           -                -       17,824        257,658
                                                          -----------                 ------------                ------------
TRADING COMPANIES & DISTRIBUTORS
     Azkoyen SA                                95,400         833,458           -                -       95,400        833,458
                                                          -----------                 ------------                ------------
     TOTAL SPAIN                                            2,687,257                      376,954                   3,064,211
                                                          -----------                 ------------                ------------

SWEDEN
AUTO COMPONENTS
     Autoliv, Inc.                                  -               -      38,300          606,833       38,300        606,833
                                                          -----------                 ------------                ------------
BANKS
     Nordea AB                                      -               -     108,000          478,316      108,000        478,316
                                                          -----------                 ------------                ------------

                           See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
CAPITAL GOODS
     SKF AB Series B                                -               -      11,400          191,880       11,400        191,880
                                                          -----------                 ------------                ------------
REAL ESTATE
     Kungsleden AB *                           41,400         400,967           -                -       41,400        400,967
                                                          -----------                 ------------                ------------
     TOTAL SWEDEN                                             400,967                    1,277,029                   1,677,996
                                                          -----------                 ------------                ------------

SWITZERLAND
BANKS
     UBS AG                                         -               -      14,040          653,041       14,040        653,041
                                                          -----------                 ------------                ------------
COMPUTERS & PERIPHERALS
     Logitech International SA*                17,200         526,677           -                -       17,200        526,677
                                                          -----------                 ------------                ------------
PHARMACEUTICALS
     Roche Holding AG                               -               -       3,100          215,004        3,100        215,004
                                                          -----------                 ------------                ------------
     TOTAL SWITZERLAND                                        526,677                      868,045                   1,394,722
                                                          -----------                 ------------                ------------

UNITED KINGDOM
AEROSPACE & DEFENSE
     BAE Systems PLC                                -               -     174,253          846,417      174,253        846,417
                                                          -----------                 ------------                ------------
BANKS
     Lloyds TSB Group PLC                           -               -      71,500          721,644       71,500        721,644
                                                          -----------                 ------------                ------------
     Royal Bank of Scotland Group PLC               -               -      19,020          455,024       19,020        455,024
                                                          -----------                 ------------                ------------
                                                                    -                    1,176,668                   1,176,668
                                                          -----------                 ------------                ------------
COMMERCIAL SERVICES & SUPPLIES
     Nestor Healthcare Group PLC              111,300         853,837           -                -      111,300        853,837
                                                          -----------                 ------------                ------------
COMPUTERS & PERIPHERALS
     Marlborough Stirling PLC*                217,500         493,448           -                -      217,500        493,448
                                                          -----------                 ------------                ------------

DIVERSIFIED FINANCIALS

                           See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
     Insignia Solutions, Inc. ADR *            57,800          95,954           -                -       57,800         95,954
                                                          -----------                 ------------                ------------
ELECTRIC UTILITIES
     Scottish Power PLC                             -               -      98,700          566,985       98,700        566,985
                                                          -----------                 ------------                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
     Aggreko PLC                              100,000         500,283           -                -      100,000        500,283
                                                          -----------                 ------------                ------------
     Electronics Boutique PLC                 155,090         254,871           -                -      155,090        254,871
                                                          -----------                 ------------                ------------
     Firstgroup PLC                           154,000         652,855     131,100          555,775      285,100      1,208,630
                                                          -----------                 ------------                ------------
                                                            1,408,009                      555,775                   1,963,784
                                                          ------------                ------------                ------------
HOUSEHOLD PRODUCTS
     MFI Furniture Group PLC                  439,000         715,056           -                -      439,000        715,056
                                                          -----------                 ------------                ------------
INDUSTRIAL CONGLOMERATES
     Smith Industries PLC                           -               -      31,171          309,167       31,171        309,167
                                                          -----------                 ------------                ------------
INSURANCE
     Friends Provident PLC*                         -               -     186,500          496,349      186,500        496,349
                                                          -----------                 ------------                ------------
MEDIA
     Eyretel PLC *                            210,800         225,328           -                -      210,800        225,328
                                                          -----------                 ------------                ------------
     Hit Entertainment PLC                    139,100         629,137           -                -      139,100        629,137
                                                          -----------                 ------------                ------------
     Incepta Group PLC                        631,000         293,655           -                -      631,000        293,655
                                                          -----------                 ------------                ------------
                                                            1,148,120                            -                   1,148,120
                                                          -----------                 ------------                ------------
OIL & GAS
     BG Group PLC                                   -               -     155,400          588,165      155,400        588,165
                                                          -----------                 ------------                ------------
PHARMACEUTICALS
     AstraZeneca Group PLC                          -               -      10,000          450,982       10,000        450,982
                                                          -----------                 ------------                ------------
     GlaxoSmithKline PLC                            -               -      34,281          922,323       34,281        922,323
                                                          -----------                 ------------                ------------
                                                                    -                    1,373,305                   1,373,305
                                                          -----------                 ------------                ------------
SOFTWARE

                           See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                            INTERNATIONAL SMALL COMPANY
                                                       FUND               INTERNATIONAL FOCUS FUND  CREDIT SUISSE INTERNATIONAL
                                                   ACQUIRED FUND               ACQUIRING FUND           FOCUS FUND PRO FORMA
                                            ---------------------------   ------------------------  ---------------------------
                                               NUMBER                       NUMBER                      NUMBER
                                                 OF                           OF                          OF
                                               SHARES         VALUE         SHARES        VALUE         SHARES        VALUE
                                               ------         -----         ------        -----         ------        -----
     isoft Group PLC                          147,400         598,080           -                -      147,400        598,080
                                                          -----------                 ------------                ------------
WIRELESS TELECOMMUNICATIONS SERVICES
     Vodafone Group PLC                             -               -     224,362          518,805      224,362        518,805
                                                          -----------                 ------------                ------------
     TOTAL UNITED KINGDOM                                   5,312,504                    6,431,636                  11,744,140
                                                         ------------                 ------------               -------------
                                                           22,046,751                   29,155,693                  51,202,444
                                                         ------------                 ------------               -------------
TOTAL COMMON STOCKS


FOREIGN COMMON STOCK
Japan
TECHNOLOGY HARDWARE & EQUIPMENT
     THK Co., Ltd.                             24,100         322,108           -                -       24,100        322,108
                                                          -----------                 ------------                ------------

WARRANTS
UNITED KINGDOM
SOFTWARE
     Insignia Solutions, Inc.                  28,900               -           -                -       28,900              -
                                                          -----------                 ------------                ------------

                                              PAR                          PAR                          PAR
                                             (000)                        (000)                        (000)
                                             -----                        -----                        -----
SHORT-TERM INVESTMENT
     State Street Bank and Trust Co.
     Euro Time Deposit  2.500%  11/01/01       $2,007        2,007,000     $1,370        1,370,000       $3,377      3,377,000
     (Cost $1,370,000)                                    ------------                ------------                ------------


TOTAL INVESTMENTS AT VALUE                                  24,375,859                  30,525,693                 54,901,552
                                                          ============               =============               ============

------------------------------------------------
*        Non-income producing security.
!        Company filed for bankruptcy on 4/23/01.
+ Management does not anticipate having to sell any securities as a result of the reorganization. However, securities may be sold to the extent necessary to conform to the Acquiring Fund's management style and investment philosophy.

                        See Notes to Pro Forma Financial Statements.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Operations
As of October 31, 2001 (unaudited)


                                                         ACQUIRED       ACQUIRING
                                                           FUND           FUND
                                                                                                       CREDIT SUISSE
                                                       INTERNATIONAL                                   INTERNATIONAL
                                                          SMALL       INTERNATIONAL                      FOCUS FUND
                                                       COMPANY FUND    FOCUS FUND    ADJUSTMENTS         PRO FORMA
                                                       -------------  -------------  -----------       -------------
            INVESTMENT INCOME
                Dividends                                  426,561        794,629              -          1,221,190
                Interest                                   136,757        124,033              -            260,790
                Foreign taxes withheld                     (54,472)      (109,134)             -           (163,606)
                                                       -------------  -------------  -----------       -------------
                   Total Investment Income                 508,846        809,528              -          1,318,374

            EXPENSES
                Investment advisory services               463,524        511,592        (42,138)  (b)      932,978
                Administrative and accounting fees          43,701         51,954        (21,017)  (c)       74,638
                Administrative service fees                 42,138         51,159              -             93,297
                Distribution fees - Common Class           105,346              0       (105,346)  (d)            -
                Transfer agent fees                        100,818         29,606        (13,088)  (e)      117,336
                Registration fees                           47,795         39,678        (47,795)  (e)       39,678
                Legal fees                                  35,687         38,253        (35,687)  (e)       38,253
                Custodian fees                              28,768         32,839         (2,460)  (e)       59,147
                Printing fees                               19,229         20,908        (19,229)  (e)       20,908
                Directors fees                              16,964         17,616        (16,930)  (e)       17,650
                Audit fees                                  15,625         17,405        (15,625)  (e)       17,405
                Organizational costs                        12,191              0        (12,191)  (e)            -
                Interest expense                             8,610          7,980         (8,610)  (e)        7,980
                Insurance expense                            5,521          5,016         (5,521)  (e)        5,016
                Miscellaneous expense                        5,512          6,192         (5,512)  (e)        6,192
                                                       -------------  -------------  -----------       -------------
                   Total                                   951,429        830,198       (351,149)         1,430,478
                                                       -------------  -------------  -----------       -------------
                Less:  Expenses waived by CSAM            (293,309)      (339,929)       633,238   (f)            -
                Less:  Expenses waived by PFPC              (2,587)             0          2,587   (c)            -
                Less:  Transfer agent offset                (2,386)        (4,255)             -             (6,641)
                                                       -------------  -------------  -----------       -------------
                   Total Expenses                          653,147        486,014        284,676          1,423,837
                                                       -------------  -------------  -----------       -------------
            Net Investment Income/(Loss)                  (144,301)       323,514       (284,676)           (105,463)
                                                       -------------  -------------  -----------       -------------
            NET REALIZED AND UNREALIZED GAIN/(LOSS)
                   FROM INVESTMENTS:
                Net realized loss from investments     (15,490,941)    (6,386,543)             -        (21,877,484)
                Net realized loss from foreign
                   currency transactions                   (26,983)      (245,662)             -           (272,645)
                Net change in unrealized
                   appreciation/(depreciation) from
                   investments                          (5,621,312)    (5,767,088)             -        (11,388,400)
                Net change in unrealized
                   appreciation/(depreciation) from
                   foreign currency translations            14,231         (4,790)             -              9,441
                                                       -------------  -------------  -----------       -------------
                   Net realized and unrealized loss
                      from investments and foreign
                      currency related items           (21,125,005)   (12,404,083)             -        (33,529,088)
                                                       -------------  -------------  -----------       -------------
                   Net decrease in net assets
                      resulting from operations        (21,269,306)   (12,080,569)      (284,676)       (33,634,551)
                                                       =============  ============   ===========       =============


                             See Notes to Pro Forma Financial Statements.

Credit Suisse International Small Company Fund, Inc.
Credit Suisse International Focus Fund, Inc.
Notes to Pro Forma Financial Statements (unaudited)
October 31, 2001

1.       BASIS OF COMBINATION

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of Credit Suisse International Small Company Fund, Inc. (the "International Small Company Fund") into Credit Suisse International Focus Fund, Inc. (the "International Focus Fund" and, together with the International Small Company Fund, the "Funds"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets and liabilities of the International Small Company Fund to the International Focus Fund in exchange for Common Class shares of the International Focus Fund and the distribution of such shares to shareholders of the International Small Company Fund and the subsequent liquidation of the International Small Company Fund. The accounting survivor in the proposed merger will be the International Focus Fund. This is because although the International Small Company Fund has a similar investment objective as the International Focus Fund, the surviving fund will invest in a style that is similar to the way in which the International Focus Fund is currently operated.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

         The International Focus Fund and the International Small Company Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

          The Pro Forma adjustments below reflect the impact of the merger between the International Focus Fund and the International Small Company Fund.

(a) Adjustment eliminates pre-paid blue sky fee for the International Small Company Fund.

(b) Adjustment based on the fee structure from the International Focus Fund's Advisory fee agreement.

(c) Adjustment based on the contractual agreements with PFPC, Inc. as administrator for the combined fund.

(d) Assumes the elimination of 12b-1 fees.

(e) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

(f) Adjustment to decrease CSAM waiver and reduce total expense ratio.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Following is a summary of significant accounting policies, which are consistently followed by the International Focus Fund and the International Small Company Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

    SECURITY VALUATION - Securities traded on a U.S. or foreign stock exchange, or the Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Directors (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

    FOREIGN CURRENCY TRANSACTIONS - The books and records of each Fund is maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in market prices of debt securities.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

    FEDERAL INCOME TAXES - The International Focus Fund/International Small Company Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

    DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared in December.

    OTHER - The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risks (key information may be inaccurate or unavailable), and political risks (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes. Other risks of investing on foreign securities include liquidity and valuation risks.

    Each Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involve higher levels of risks, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds' access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Funds to increased volatility or substantial declines in value.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Assets and Liabilities
As of October 31, 2001 (unaudited)


                           ACQUIRED FUND          ACQUIRED FUND             ACQUIRING FUND                    CREDIT SUISSE
                        INTERNATIONAL SMALL    INTERNATIONAL EQUITY      INTERNATIONAL FOCUS               INTERNATIONAL FOCUS
                            COMPANY FUND               FUND                     FUND                          FUND PRO FORMA
                    ----------------------- ------------------------- -----------------------             -------------------------
                        COST         VALUE       COST         VALUE       COST        VALUE   ADJUSTMENTS     COST         VALUE
                    ----------- ----------- ------------ ------------ ----------- ----------- ----------- ------------ ------------
ASSETS
  Investments       $29,377,808 $24,375,859 $450,410,556 $391,689,494 $30,558,484 $30,525,693             $510,346,848 $446,591,046
  Cash                                  942                       986                     938                        -        2,866
  Foreign currency       22,024      22,228      171,372      177,107      46,976      48,429                  240,372      247,764
  Receivable for         72,214      72,136    7,847,821    7,832,107     651,987     650,546                8,572,022    8,554,789
   investment sold
   unsettled
  Receivable for                    321,659                2.,669,057                   2,367                        -    2,993,083
   fund share
   sold
  Dividends, interest,   15,807      15,981      876,143      864,196      56,931      56,853          -       948,881      937,030
   and reclaims
   receivable
  Unrealized                              -                    95,960                   8,208                               104,168
   appreciation on
   forward currency
   contracts
  Prepaid expenses                   37,079                    39,463                  23,875  (76,542)(a)          -        23,875
   and other assets
                                -----------               -----------              -----------                          -----------
     Total Assets                24,845,884               403,368,370              31,316,909                           459,454,621
                                -----------               -----------              -----------                          -----------
LIABILITIES
  Advisory fee payable               19,097                   358,353                     394                               377,844
  Administrative fees                 2,424                    35,835                   2,842                                41,101
   payable
  Payable for           45,334      145,443    9,277,265    9,258,296     593,713     591,826               9,916,312     9,995,565
   investments
   purchased unsettled
  Payable for fund                   26,468                 5,877,417                      96                             5,903,981
   shares repurchased
  Payable for                             -                   289,583                  23,664                               313,247
   unrealized
   loss on forward
   contracts
  Other accrued
   expenses payable                  55,297                   392,341                  40,842                               488,480
                                -----------              ------------             -----------                           -----------
     Total Liabilities              248,729                16,211,825                 659,664                            17,120,218
                                -----------              ------------             -----------                           -----------

                                -----------              ------------             -----------                           -----------
Net Assets                      $24,597,155              $387,156,545             $30,657,245                           442,334,403
                                ===========              ============             ===========                           ===========
NET ASSET VALUE
PER SHARE
  COMMON SHARES
    Net Assets                  $24,597,155              $312,571,114             $30,657,245 $  (76,542)(a)           $367,748,972
    Shares                        1,714,857                28,082,011               3,196,098  5,353,468                 38,346,434
    Outstanding
    Net Asset Value             $     14.34              $      11.13             $      9.59          -               $       9.59
     Per Share                  ===========              ============             ===========                          ============


  ADVISOR SHARES
    Net Assets                                           $74,585,431              $         - $        -                $74,585,431
    Shares                                                 6,812,459                        -    964,958                  7,777,417
     Outstanding
    Net Asset Value                                      $     10.95              $         -          -                $      9.59
      Per Share                                          ===========              ===========                          ============

                          See Notes to Pro Forma Financial Statements.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)+


                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
COMMON STOCKS
AUSTRALIA
AIRLINES
         Quantas Airways, Ltd.           -  $       -       473,500 $  938,986       350,500   $  695,067        824,000  $1,634,053
                                            ---------               ----------                 ----------                 ----------
BANKS
         National Australia              -          -       301,000  4,643,103        38,200      589,258        339,200   5,232,361
            Bank, Ltd.                      ---------               ----------                 ----------                 ----------
OIL & GAS
         Oil Search, Ltd.          794,100    424,744             -          -             -            -        794,100     424,744
                                            ---------               ----------                 ----------                 ----------
         TOTAL AUSTRALIA                      424,744                5,582,089                  1,284,325                  7,291,158
                                            ---------               ----------                 ----------                 ----------
BRAZIL
DIVERSIFIED
TELECOMMUNICATIONS
   SERVICES
Embratel Participacoes SA ADR            -          -       174,800    471,960             -            -        174,800     471,960
                                            ---------               ----------                -----------                 ----------
WIRELESS TELECOMMUNICATIONS
   SERVICES
         Celular CRT
          Participacoes SA         800,000    110,099             -          -             -            -        800,000     110,099
                                            ---------               ----------                 ----------                 ----------
         TOTAL BRAZIL                         110,099                  471,960                          -                    582,059
                                            ---------               ----------                 ----------                 ----------
CANADA
DIVERSIFIED
TELECOMMUNICATIONS
  SERVICES
         AXXENT, Inc.               90,000          -     1,856,700          -             -            -      1,946,700           -
            Class B * !                                            -----------                                           -----------
         BCE,Inc.                        -          -       288,600  6,368,263             -            -        288,600   6,368,263
                                            ---------               ----------                 ----------                 ----------
                                                    -     1,856,700  6,368,263             -            -                  6,368,263
                                            ---------               ----------                 ----------                 ----------
INTERNET SOFTWARE & SERVICES
         Wysdom, Inc. *             87,000     26,970     1,095,762    339,686             -            -         87,000     366,656
                                            ---------               ----------                 ----------                 ----------
         TOTAL CANADA                          26,970                6,707,949                          -                  6,734,919
                                            ---------               ----------                 ----------                 ----------
DENMARK
COMMERCIAL SERVICES &
SUPPLIES
         ISS A/S                         -          -       143,900  6,787,826        13,360      630,197        157,260   7,418,023
                                            ---------               ----------                 ----------                 ----------
DIVERSIFIED
TELECOMMUNICATIONS
   SERVICES
         TDC A/S                         -          -       382,650 13,143,934        26,724      917,963        409,374  14,061,897
                                            ---------               ----------                 ----------                 ----------
         TOTAL DENMARK                              -               19,931,760                  1,548,160                 21,479,920
                                            ---------               ----------                 ----------                 ----------
FINLAND
INSURANCE
         Sampo Oyj                       -          -             -          -        39,640      357,024         39,640     357,024
                                            ---------               ----------                 ----------                 ----------
MACHINERY
         KCI Konecranes             22,700    558,151             -          -             -            -         22,700     558,151
                                            ---------               ----------                 ----------                 ----------
International
         TOTAL FINLAND                        558,151                        -                    357,024                    915,175
                                            ---------               ----------                 ----------                 ----------
FRANCE
BANKS
         BNP Paribas SA                  -          -       120,700 10,044,835         7,390      615,007        128,090  10,659,842
                                            ---------               ----------                 ----------                 ----------
CONSTRUCTION & ENGINEERING
         Vinci                           -          -       160,200  9,667,204         7,970      480,946        168,170  10,148,150
                                            ---------               ----------                 ----------                 ----------


                      See Notes to Pro Forma Financial Statements

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----

ELECTRICAL EQUIPMENT
         Alstom                          -          -       378,650  5,790,809        38,800      593,380        417,450   6,384,189
         Neopost SA*                22,700    674,689             -          -             -            -         22,700     674,689
         Pinguely-Haulotte          44,100    359,460             -          -             -            -         44,100     359,460
                                            ---------               ----------                 ----------                 ----------
                                            1,034,149                5,790,809                    593,380                  7,418,338
                                            ---------               ----------                 ----------                 ----------
LEISURE EQUIPMENT & PRODUCTS
         Trigano                    12,700    267,431             -          -             -            -         12,700     267,431
                                            ---------               ----------                 ----------                 ----------
MEDIA
         Havas Advertising SA            -          -       668,000  4,963,568        82,470      612,793        750,470   5,576,361
         Vivendi Universal SA            -          -       125,314  5,857,746         7,465      348,948        132,779   6,206,694
                                            ---------               ----------                 ----------                 ----------
                                                    -               10,821,314                    961,741                 11,783,055
                                            ---------               ----------                 ----------                 ----------
METALS & MINING
         Pechiney SA Class A             -          -       145,731  6,694,000        10,635      488,508        156,366   7,182,508
                                            ---------               ----------                 ----------                 ----------
OIL & GAS
         TotalFinaElf SA                 -          -             -          -         3,980      559,205          3,980     559,205
                                            ---------               ----------                 ----------                 ----------
         TOTAL FRANCE                       1,301,580               43,018,162                  3,698,787                 48,018,529
                                            ---------               ----------                 ----------                 ----------
GERMANY
ELECTRICAL EQUIPMENT
         Lambda Physik AG*           8,425    131,198             -          -             -            -          8,425     131,198
                                            ---------               ----------                 ----------                 ----------
ELECTRIC UTILITIES
         RWE AG                          -          -       143,200  5,662,016         9,980      394,601        153,180   6,056,617
                                            ---------               ----------                 ----------                 ----------
INSURANCE
         Muenchener
         Rueckversicherungs-
         Gesellschaft AG                            -       40,300  10,653,118         3,260      861,766         43,560  11,514,884
         Tecis Holding AG            6,400    174,081             -          -             -            -          6,400     174,081
                                            ---------               ----------                 ----------                 ----------
                                              174,081               10,653,118                    861,766                 11,688,965
                                            ---------               ----------                 ----------                 ----------
MACHINERY
         Technotrans AG              6,607    276,707             -          -             -            -          6,607     276,707
                                            ---------               ----------                 ----------                 ----------
TRADING COMPANIES &
DISTRIBUTORS
         Medion AG                  23,250    841,598             -          -             -            -         23,250     841,598
                                            ---------               ----------                 ----------                 ----------
         TOTAL GERMANY                      1,423,584               16,315,134                  1,256,367                 18,995,085
                                            ---------               ----------                 ----------                 ----------
HONG KONG
BANKS
         Dah Sing Financial        151,200    655,197             -          -        67,400      292,065        218,600     947,262
            Group
         Guoco Group, Ltd.                          -             -          -        50,700      334,748         50,700     334,748
                                            ---------               ----------                 ----------                 ----------
                                              655,197                        -                    626,813                  1,282,010
                                            ---------               ----------                 ----------                 ----------
REAL ESTATE
         Hongkong Land
            Holdings, Ltd.               -          -       389,072    626,406       224,847      362,004        613,919     988,410
                                            ---------               ----------                 ----------                 ----------
         TOTAL HONG KONG                      655,197                  626,406                    988,817                  2,270,420
                                            ---------               ----------                 ----------                 ----------
INDIA
BANKS
         State Bank of                   -          -           400      1,547             -            -            400       1,547
             India, Ltd.*                   ---------               ----------                 ----------                 ----------

METALS & MINING
         Hindalco Industries, Ltd.*      -          -            10        116             -            -             10         116
                                            ---------               ----------                 ----------                 ----------
         TOTAL INDIA                                -                    1,663                          -                      1,663
                                            ---------               ----------                 ----------                 ----------
IRELAND
PAPER & FOREST PRODUCTS
         Jefferson Smurfit
            Group PLC                    -          -             -          -       347,000      690,693        347,000     690,693
                                            ---------               ----------                 ----------                 ----------
         TOTAL IRELAND                              -                        -                    690,693                    690,693
                                            ---------               ----------                 ----------                 ----------
ISRAEL
HEALTHCARE EQUIPMENT &
SUPPLIES
         Card-Guard Scientific      20,300    778,866        51,799  1,987,413             -            -         72,099   2,766,279
                                            ---------               ----------                 ----------                 ----------


                   See Notes to Pro Forma Financial Statements


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)


                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
            Survival, Ltd.*
         TOTAL ISRAEL                         778,866                1,987,413                          -                  2,766,279
                                            ---------               ----------                 ----------                 ----------
ITALY
BANKS
         Credit Emiliano SpA        59,020    256,750             -          -             -            -         59,020     256,750
                                            ---------               ----------                 ----------                 ----------
ENERGY EQUIPMENT & SERVICES
         Saipem SpA                      -          -       235,250  1,163,230             -            -        235,250   1,163,230
                                            ---------               ----------                 ----------                 ----------
INSURANCE
         Riunione Adriatica
            di Sicurta SpA               -          -       717,060  8,608,931        41,900      503,046        758,960   9,111,977
                                            ---------               ----------                 ----------                 ----------
PHARMACEUTICALS
         Recordati SpA              44,800    838,469             -          -             -            -         44,800     838,469
                                            ---------               ----------                 ----------                 ----------
TRANSPORTATION
INFRASTRUCTURE
         Concessioni e
            Costruzioni
            Autostrade SpA               -          -     1,008,900  6,342,597       132,400      832,352      1,141,300   7,174,949
                                            ---------               ----------                 ----------                 ----------
         TOTAL ITALY                        1,095,219               16,114,758                  1,335,398                 18,545,375
                                            ---------               ----------                  ---------                 ----------
JAPAN
BEVERAGES
         Asahi Breweries,                -          -       432,000  4,510,404        31,000      323,663        463,000   4,834,067
            Ltd.                            ---------                ---------                 ----------                 ----------
CHEMICAL
         Asahi Kasei Corp.               -          -     1,187,000  3,908,018       142,000      467,514      1,329,000   4,375,532
                                            ---------               ----------                 ----------                 ----------
COMMERCIAL SERVICES &
SUPPLIES
         Mitsumura Printing        120,000    326,457             -          -             -            -        120,000     326,457
            Co., Ltd.
         Venture Link Co., Ltd.     15,000    827,172             -          -             -            -         15,000     827,172
         Weathernews, Inc.*         15,000    181,365             -          -             -            -         15,000     181,365
                                            ---------               ----------                 ----------                 ----------
                                            1,334,994                        -                          -                  1,334,994
                                            ---------               ----------                 ----------                 ----------
DIVERSIFIED FINANCIALS
         Daiwa Securities                -          -       656,000  4,287,407        62,000      405,212        718,000   4,692,619
            Group, Ltd.
         Sanyo Shinpan              15,000    430,129             -          -             -            -         15,000     430,129
                                            ---------               ----------                 ----------                 ----------
            Finance Co., Ltd.
                                              430,129                4,287,407                    405,212                  5,122,748
                                            ---------               ----------                 ----------                  ---------
ELECTRICAL EQUIPMENT
         Disco Corp.                 8,600    317,569             -          -             -            -          8,600     317,569
                                            ---------               ----------                 ----------                 ----------
FOOD & DRUG RETAILING
         C Two-Network               8,400    312,242             -          -             -            -          8,400     312,242
              Co., Ltd.
         C Two-Network Co.,          4,200    156,121             -          -             -            -          4,200     156,121
                                            ---------               ----------                -----------                 ----------
              Ltd. New Shares*
                                              468,363                        -                          -                    468,363
                                            ---------               ----------                 ----------                 ----------
INDUSTRIAL CONGLOMERATES
         Towa Corp.*                35,000    237,613             -          -             -            -         35,000     237,613
                                            ---------               ----------                 ----------                 ----------
LEISURE EQUIPMENT & PRODUCTS
         Nintendo Co., Ltd.              -          -        40,000  6,169,683         3,000      462,726         43,000   6,632,409
         Sega Corp. *               29,800    580,638       426,200  8,304,293        33,400      650,782        489,400   9,535,713
                                            ---------              -----------                 ----------                 ----------
                                              580,638               14,473,976                  1,113,508                 16,168,122
                                            ---------               ----------                 ----------                 ----------
MACHINERY
         Fanuc, Ltd.                     -          -        57,600  2,399,902         7,900      329,153         65,500   2,729,055
                                            ---------                                          ----------                 ----------
MULTILINE RETAIL
         Hankyu Department          60,000    358,809             -          -             -            -         60,000     358,809
            Stores, Inc.                    ---------               ----------                 ----------                 ----------

OFFICE ELECTRONICS
         Canon, Inc.                     -          -       191,000  5,555,002        22,000      639,843        213,000   6,194,845
                                            ---------               ----------                 ----------                 ----------
PHARMACEUTICALS
         Sankyo Co., Ltd.                -          -       170,000  3,305,420        15,000      291,655        185,000   3,597,075
         Takeda Chemical                 -          -        68,000  3,294,310        11,000      532,903         79,000   3,827,213
                                            ---------              -----------                 ----------                 ----------


                                         See Notes to Pro Forma Financial Statements.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
            Industries, Ltd.
                                                    -                6,599,730                    824,558                  7,424,288
                                            ---------               ----------                 ----------                 ----------
REAL ESTATE
         Goldcrest Co., Ltd.         5,100    288,321             -          -           -              -          5,100     288,321
         Mitsui Fudosan
          Co., Ltd.                      -          -       410,000  4,163,474      42,000        426,502        452,000   4,589,976
                                            ---------               ----------                 ----------                -----------
                                              288,321                4,163,474                    426,502                  4,878,297
                                            ---------               ----------                 ----------                -----------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS
         Rohm Co., Ltd.              2,900    308,705        46,500  4,949,920       4,100        436,445         53,500   5,695,070
                                            ---------               ----------                 ----------                -----------
WIRELESS TELECOMMUNICATIONS
   SERVICES
         NTT DoCoMo, Inc.                -          -           483  6,550,223          24        325,477            507   6,875,700
                                            ---------               ----------                 ----------                -----------
         TOTAL JAPAN                        4,325,141               57,398,056                  5,291,875                 67,015,072
                                            ---------               ----------                 ----------                 ----------
MEXICO
MEDIA
    Grupo Televisa SA de CV              -          -       111,750  3,402,787           -              -       111,750    3,402,787
        GDR *                               ---------               ----------                 ----------                 ----------
    TOTAL MEXICO                                    -                3,402,787                          -                  3,402,787
                                            ---------               ----------                 ----------                 ----------
NETHERLANDS
CONSTRUCTION & ENGINEERING
    Fugro NV                      11,211      573,025             -          -           -              -        11,211      573,025
    Koninklijke Boskalis          22,000      611,480             -          -           -              -        22,000      611,480
                                            ---------               ----------                 ----------                 ----------
            Westminster NV
                                            1,184,505                        -                          -                  1,184,505
                                            ---------               ----------                 ----------                 ----------
FOOD & DRUG RETAILING
    Koninklijke Ahold NV                 -          -       252,423  7,106,921      19,297        543,303       271,720    7,650,244
                                            ---------               ----------                -----------                 ----------
HOUSEHOLD DURABLES
         Koninklijke (Royal) Philips
                Electronics NV           -          -       282,000  6,410,649      15,123        343,788       297,123    6,754,437
                                            ---------               ----------                 ----------                 ----------
MACHINERY
         IHC Caland NV                   -          -        56,244  2,808,933       4,368        218,146        60,612    3,027,079
                                            ---------               ----------                 ----------                 ----------
OIL & GAS
         Royal Dutch                     -          -       186,700  9,500,716      12,040        612,687       198,740   10,113,403
                                            ---------               ----------                 ----------                 ----------
Petroleum Co.
         TOTAL NETHERLANDS                  1,184,505               25,827,219                  1,717,924                 28,729,648
                                            ---------               ----------                 ----------                 ----------
NORWAY
BANKS
    Den Norske Bank ASA                  -          -     1,391,770  5,265,297     135,400        512,241     1,527,170    5,777,538
                                            ---------               ----------                 ----------                 ----------
    TOTAL NORWAY                                    -                5,265,297                    512,241                  5,777,538
                                            ---------               ----------                 ----------                 ----------
PORTUGAL
DIVERSIFIED
TELECOMMUNICATIONS
   SERVICES
    Portugal Telecom SGPS SA             -          -       389,620  3,088,072      15,017        119,023       404,637    3,207,095
                                            ---------               ----------                 ----------                 ----------
WIRELESS TELECOMMUNICATIONS
   SERVICES
    Telecel-Comunicacoes                 -          -       338,000  2,374,515           -              -       338,000    2,374,515
            Pessoais SA*                    ---------              -----------                 ----------                 ----------
    TOTAL PORTUGAL                                  -                5,462,587                    119,023                  5,581,610
                                            ---------               ----------                 ----------                 ----------
SINGAPORE
BANKS
    United Overseas Bank, Ltd.           -          -     1,570,030  8,778,618     109,400        611,696     1,679,430    9,390,314
                                            ---------               ----------                 ----------                 ----------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS
    Flextronics International,           -          -       181,100  3,603,890      17,530        348,847       198,630    3,952,737
    Ltd.*                                   ---------                                         -----------                 ----------

                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
HEALTHCARE PROVIDERS &
SERVICES
    Parkway Holdings, Ltd.       696,000      364,360             -          -           -              -       696,000      364,360
                                            ---------               ----------                 ----------                 ----------
ROAD & RAIL
    Delgro Corp., Ltd.           250,000      333,015             -          -           -              -       250,000      333,015
                                            ---------               ----------                 ----------                 ----------
MARINE
    Neptune Orient Lines, Ltd.*        -            -     8,459,000  3,663,230    1,018,000       440,852     9,477,000    4,104,082
                                            ---------               ----------                 ----------                 ----------
    TOTAL SINGAPORE                                 -               16,045,738                  1,401,395                 18,144,508
                                            ---------               ----------                 ----------                 ----------
SOUTH KOREA
BANKS
    Kookmin Bank New                   -            -       282,940  7,373,909           -              -       282,940    7,373,909
                                            ---------               ----------                 ----------                 ----------
DIVERSIFIED
TELECOMMUNICATIONS
   SERVICES
    Korea Telecom Corp. ADR            -            -       392,700  8,183,868           -              -       392,700    8,183,868
                                            ---------                                          ----------                 ----------
HOUSEHOLD DURABLES
    Hankuk Electric Glass Co.,    10,800      537,915             -          -           -              -        10,800      537,915
      Ltd.                                  ---------               ----------                 ----------                 ----------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS
    Samsung Electronics Co.            -            -        52,400  7,020,385           -              -        52,400    7,020,385
                                            ---------               ----------                 ----------                 ----------
    TOTAL SOUTH KOREA                         537,915               22,578,162                                            23,116,077
                                            ---------               ----------                -----------                 ----------
SPAIN
DIVERSIFIED FINANCIALS
     Dinamia Capital
     Privado Sociedad de
     Capital Riesgo SA            43,700      412,877             -          -           -              -         43,700     412,877
                                            ---------               ----------                 ----------                 ----------
ELECTRIC UTILITIES
     Union Electrica Fenosa
     SA                                -            -       279,873  4,161,708      25,350        376,954        305,233   4,538,662
                                            ---------                                          ----------                 ----------
ENERGY EQUIPMENT & SERVICES
     Abengoa SA                   65,980      390,428             -          -           -              -         65,980     390,428
     Grupo Auxiliar
     Metalurgico SA *             32,200      426,321             -          -           -              -         32,200     426,321
                                            ---------               ----------                 ----------                 ----------
                                              816,749                        -                          -                    816,749
                                            ---------               ----------                 ----------                 ----------
IT CONSULTING & SERVICES
     Indra Sistemas SA            47,875      366,515             -          -           -              -         47,875     366,515
                                            ---------               ----------                 ----------                 ----------
SPECIALTY RETAIL
     Aldeasa SA                   17,824      257,658             -          -           -              -         17,824     257,658
                                            ---------               ----------                 ----------                 ----------


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
TRADING COMPANIES &
     DISTRIBUTORS
     Azkoyen SA                     95,400    833,458             -          -           -              -         95,400     833,458
                                            ---------               ----------                 ----------                 ----------
     TOTAL SPAIN                            2,687,257                4,161,708                    376,954                  7,225,919
                                            ---------               ----------                 ----------                 ----------
SWEDEN
AUTO COMPONENTS
     Autoliv, Inc.                       -          -       169,500  2,685,593      38,300        606,833        207,800   3,292,426
                                            ---------               ----------                 ----------                 ----------
BANKS
     Nordea AB                           -          -     1,466,000  6,492,703     108,000        478,316      1,574,000   6,971,019
                                            ---------               ----------                 ----------                 ----------
CAPITAL GOODS
     SKF AB Series B                     -          -       149,296  2,512,881      11,400        191,880        160,696   2,704,761
                                            ---------               ----------                 ----------                 ----------
REAL ESTATE
     Kungsleden AB *                41,400    400,967             -          -           -              -         41,400     400,967
                                            ---------               ----------                 ----------                 ----------
     TOTAL SWEDEN                             400,967               11,691,177                  1,277,029                 13,369,173
                                            ---------               ----------                 ----------                 ----------
SWITZERLAND
BANKS
     UBS AG                              -          -       203,300  9,456,075      14,040        653,041        217,340  10,109,116
                                            ---------               ----------                 ----------                 ----------
COMPUTERS & PERIPHERALS
     Logitech International
     SA*                            17,200    526,677       104,000   3,184,557          -              -        121,200   3,711,234
                                            ---------                                          ----------                 ----------
PHARMACEUTICALS
     Roche Holding AG                    -          -        38,500  2,670,205       3,100        215,004         41,600   2,885,209
                                            ---------               ----------                 ----------                 ----------
     TOTAL SWITZERLAND                        526,677               15,310,837                    868,045                 16,705,559
                                            ---------               ----------                 ----------                 ----------
TAIWAN
COMPUTERS & PERIPHERALS
     Asustek Computer, Inc.              -          -     1,404,000  4,798,611           -              -      1,404,000   4,798,611
                                            ---------               ----------                 ----------                 ----------


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES       VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------       -----       ------       -----        ------        -----        ------         -----
METALS & MINING
     China Steel Corp.                   -          -     4,400,000  1,714,121           -              -      4,400,000   1,714,121
                                            ---------               ----------                 ----------                 ----------
SEMICONDUCTOR EQUIPMENT &
     PRODUCTS
     Siliconware Precision
        Industries Co. *                 -          -           618        320           -              -            618         320
     United
     Microelectronics
        Corp.*                           -          -     5,817,000  4,785,021           -              -      5,817,000   4,785,021
                                            ---------               ----------                 ----------                 ----------
                                                    -                4,785,341                          -                  4,785,341
                                            ---------               ----------                 ----------                 ----------
     TOTAL TAIWAN                                   -               11,298,073                          -                 11,298,073
                                            ---------               ----------                 ----------                 ----------
UNITED KINGDOM
AEROSPACE & DEFENSE
     BAE Systems PLC                     -          -     1,627,965  7,907,681     174,253        846,417      1,802,218   8,754,098
                                            ---------               ----------                 ----------                 ----------
BANKS
     Lloyds TSB Group PLC                -          -       742,900  7,498,034      71,500        721,644        814,400   8,219,678
     Royal Bank of Scotland
        Group PLC                        -          -       224,800  5,377,988      19,020        455,024        243,820   5,833,012
                                            ---------               ----------                 ----------                 ----------
                                                    -               12,876,022                  1,176,668                 14,052,690
                                            ---------               ----------                 ----------                 ----------
COMMERCIAL SERVICES &
SUPPLIES
         Nestor Healthcare
            Group PLC              111,300    853,837             -          -           -              -        111,300     853,837
                                            ---------               ----------                 ----------                 ----------
COMPUTERS & PERIPHERALS
         Marlborough
           Stirling PLC*           217,500    493,448           -            -           -              -        217,500     493,448
                                            ---------               ----------                -----------                 ----------
DIVERSIFIED FINANCIALS
         Insignia Solutions,
            Inc. ADR*               57,800     95,954             -          -           -              -         57,800      95,954
                                            ---------               ----------                 ----------                 ----------
ELECTRIC UTILITIES
         Scottish Power PLC              -          -     1,318,000  7,575,315      98,700        566,985      1,417,400   8,142,300
                                            ---------                                          ----------                -----------
ELECTRONIC EQUIPMENT &
INSTRUMENTS
         Aggreko PLC               100,000    500,283             -          -           -              -        100,000     500,283
         Electronics
            Boutique PLC           155,090    254,871             -          -           -              -        155,090     254,871
         Firstgroup PLC            154,000    652,855             -          -     131,100        555,775        285,100   1,208,630
                                            ---------               ----------                 ----------                 ----------
                                            1,408,009                        -                    555,775                  1,963,784
                                            ---------               ----------                 ----------                 ----------
HOUSEHOLD PRODUCTS
         MFI Furniture
            Group PLC              439,000    715,056             -          -           -              -        439,000     715,056
                                            ---------               ----------                 ----------                 ----------
INDUSTRIAL CONGLOMERATES
         Smith Industries PLC            -          -       407,772  4,044,449      31,171        309,167        438,943   4,353,616
                                            ---------                                          ----------                 ----------
INSURANCE
         Friends Provident
            PLC*                         -          -     2,620,400  6,973,909     186,500        496,349      2,806,900   7,470,258
                                            ---------                                          ----------                 ----------
MEDIA
         Eyretel PLC*              210,800    225,328             -          -           -              -        210,800     225,328
         Hit Entertainment PLC     139,100    629,137             -          -           -              -        139,100     629,137


                                         See Notes to Pro Forma Financial Statements.


Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Schedule of Investments
As of October 31, 2001 (unaudited)

                                INTERNATIONAL SMALL     INTERNATIONAL EQUITY                                     CREDIT SUISSE
                                   COMPANY FUND                FUND           INTERNATIONAL FOCUS FUND    INTERNATIONAL FOCUS FUND
                                   ACQUIRED FUND            ACQUIRED FUND             ACQUIRING FUND               PRO FORMA
                              ----------------------   ---------------------  ------------------------    ------------------------
                              NUMBER OF                NUMBER OF                 NUMBER OF                   NUMBER OF
                                SHARES      VALUE       SHARES       VALUE        SHARES        VALUE        SHARES         VALUE
                                ------      -----       ------       -----        ------        -----        ------         -----
         Incepta Group PLC       631,000    293,655             -          -           -              -        631,000     293,655
                                          ---------               ----------                 ----------                 ----------
                                          1,148,120                        -                          -                  1,148,120
                                          ---------               ----------                 ----------                 ----------
OIL & GAS
         BP Group PLC                  -          -     2,374,200  8,985,984     155,400        588,165      2,529,600   9,574,149
                                          ---------                                          ----------                 ----------
PHARMACEUTICALS
         AstraZeneca Group
            PLC                        -          -       146,100  6,588,849      10,000        450,982        156,100   7,039,831
         GlaxoSmithKline PLC           -          -       636,609 17,127,820      34,281        922,323        670,890  18,050,143
                                          ---------               ----------                 ----------                 ----------
                                                  -               23,716,669                  1,373,305                 25,089,974
                                          ---------               ----------                 ----------                 ----------
SOFTWARE
         isoft Group PLC         147,400    598,080             -          -           -              -        147,400     598,080
                                          ---------               ----------                 ----------                 ----------
WIRELESS TELECOMMUNICATIONS
   SERVICES
         Vodafone Group PLC            -          -     2,812,945  6,504,530     224,632        518,805      3,037,307   7,023,335
                                          ---------               ----------                 ----------                 ----------
         TOTAL UNITED KINGDOM             5,312,504               78,584,559                  6,431,636                 90,328,699
                                          ---------               ----------                 ----------                 ----------
TOTAL COMMON STOCKS                       22,046,751              367,783,494                29,155,693                 418,985,938
                                          ----------              -----------                ----------                 -----------
FOREIGN COMMON STOCK
JAPAN
TECHNOLOGY HARDWARE &
EQUIPMENT
         THK Co., Ltd.            24,100    322,108             -          -           -              -         24,100     322,108
                                          ---------               ----------                 ----------                 ----------
WARRANTS
UNITED KINGDOM
SOFTWARE
         Insignia
            Solutions, Inc.       28,900          -             -          -           -              -         28,900           -
                                          ---------               ----------                 ----------                 ----------
                               PAR                      PAR                       PAR                         PAR
                              (000)                    (000)                     (000)                       (000)
                              -----                    -----                     -----                       -----
SHORT-TERM INVESTMENT
     State Street Bank and
     Trust Co. Euro Time
     Deposit 2.500% 11/0         $2,007   2,007,000     $23,907   23,906,000      $1,370      1,370,000        $27,283  27,283,000
                                          ---------               ----------                 ----------                 ----------
TOTAL INVESTMENTS AT
   VALUE                                 $24,375,859             $391,689,494                $30,525,693               $446,591,046
                                        ============             ============               ============               ============


                                         See Notes to Pro Forma Financial Statements.


+ Management does not anticipate having to sell any securities as a result of the reorganization. However, securities may be sold to the extent necessary to conform to the Acquiring Fund's management style and investment philosophy.

Credit Suisse International Focus Fund, Inc.
Pro Forma Combined Statement of Operations
For the 12 months ended October 31, 2001 (unaudited)



                                                  ACQUIRED FUND                                     CREDIT SUISSE
                                  ACQUIRED FUND   INTERNATIONAL   ACQUIRING FUND                    INTERNATIONAL
                                  INTERNATIONAL   SMALL COMPANY   INTERNATIONAL                    FOCUS FUND PRO
                                   EQUITY FUND        FUND          FOCUS FUND   ADJUSTMENTS           FORMA
                                  -------------   -------------   -------------  -----------    -------------------
INVESTMENT INCOME

Dividends                             7,887,106     $   426,561  $    794,629   $      -        $      9,108,296
Interest                              3,249,941         136,757       124,033          -        $      3,510,731
Foreign taxes withheld               (1,013,554)        (54,472)     (109,134)         -        $     (1,177,160)
                                    -----------     -----------     -----------  -----------         -----------
     Total Investment Income         10,123,493         508,846       809,528          -              11,441,867

EXPENSES
Investment advisory services          6,098,136         463,524       511,592    (42,138) (b)          7,031,114
Administrative and accounting           536,119          43,701        51,954    (89,596) (c)            542,178
fees
Administrative service fees             609,814          42,138        51,159          -                 703,111
Distribution fees - Common Class              -         105,346             -   (105,346) (d)                  -
Distribution  fees - Advisor            592,613               -             -                            592,613
Class
Transfer agent fees                     973,482         100,818        29,606     10,770  (e)          1,114,676
Custodian fees                          364,064          28,768        32,839     (9,720) (f)            415,951
Printing fees                           247,105          19,229        20,908    (40,137) (g)            247,105
Interest expense                        165,685           8,610         7,980    (16,590) (g)            165,685
Audit fees                              119,682          15,625        17,405    (82,712) (g)             70,000
Registration fees                       104,208          47,795        39,678    (87,473) (g)            104,208
Legal fees                               62,348          35,687        38,253    (73,940) (g)             62,348
Insurance expense                        24,208           5,521         5,016    (10,537) (g)             24,208
Directors fees                           19,726          16,964        17,616    (36,656) (g)             17,650
Organizational costs                          -          12,191             -    (12,191) (g)                  -
Miscellaneous expense                    21,986           5,512         6,192    (11,704) (g)             21,986
                                    -----------     -----------     -----------  -----------         -----------
     Total                            9,939,176         951,429       830,198    (607,970)            11,112,833
                                    -----------     -----------     -----------  -----------         -----------
Less: Expenses waived by CSAM                 -        (293,309)     (339,929)    633,238 (h)                -
Less: Expenses waived by PFPC                 -          (2,587)            -       2,587 (c)                -
Less: Transfer agent offset             (29,391)         (2,386)       (4,255)        -                  (36,032)
                                    -----------     -----------     -----------  -----------         -----------
     Total Expenses                   9,909,785         653,147       486,014      25,268             11,076,801
                                    -----------     -----------     -----------  -----------         -----------
Net Investment Income (Loss)            213,708        (144,301)      323,514     (25,268)               367,653
                                    -----------     -----------     -----------  -----------         -----------
NET REALIZED AND GAIN (LOSS)
FROM INVESTMENTS:
  Net realized loss from
investments                         (68,969,199)    (15,490,941)   (6,386,543)        -              (90,846,683)
  Net realized loss from
     foreign currency transactions   (1,994,630)        (26,983)     (245,662)        -               (2,267,275)
  Net change in unrealized
     appreciation/(depreciation)
     from investments              (111,906,740)     (5,621,312)   (5,767,088)        -              123,295,138
  Net change in unrealized
     appreciation/(depreciation)
     from foreign currency
     translations                      (202,315)         14,231        (4,790)        -                 (192,874)
                                    -----------     -----------     -----------  -----------             -----------
   Net realized and unrealized
          loss from investments
          and foreign currency
          related items            (183,072,884)    (21,125,005)  (12,404,083)        -             (216,601,972)
                                    -----------     -----------     -----------  -----------         -----------
   Net decrease in net assets
     resulting from
     operations                   $(182,859,176)  $ (21,269,306) $(12,080,569)  $ (25,268)       $  (216,234,319)
                                  ==============  ============== ============== ==========       =================


                    See Notes to Pro Forma Financial Statements

CREDIT SUISSE INTERNATIONAL SMALL COMPANY FUND, INC.
CREDIT SUISSE INTERNATIONAL EQUITY FUND, INC.
CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2001

1. BASIS OF COMBINATION

     The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of The Credit Suisse International Small Company Fund ("International Small Company") and The Credit Suisse International Equity Fund (International Equity") into The Credit Suisse International Focus ("International Focus"), collectively "the Funds". The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all or substantially all of the assets and liabilities of International Small Company to International Focus in exchange for International Focus Common Class Shares and the transfer of all or substantially all of the assets and liabilities of International Equity to International Focus in exchange for International Focus Common Class Shares and Adviser Class Shares. The distribution of such International Focus Common Class shares to Common Class shareholders of International Small Company and International Equity and the distribution of such International Focus Adviser Class shares to Adviser Class shareholders of International Equity and the subsequent liquidation of International Small Company and International Equity. The accounting survivor in the proposed merger will be International Focus. This is because although International Small Company and International Equity have the same investment objective as International Focus, the surviving fund will invest in a style that is similar to the way in which International Focus is currently.

     The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

     International Focus, International Equity and International Small Company are all, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:
The Pro Forma adjustments below reflect the impact of the merger between International Focus, International Small Company and International Equity.

(a) Adjustment eliminates pre-paid blue-sky fee for International Small Company and International Equity.
(b) Adjustment based on the fee structure from the International Focus Advisory fee agreement.

(c) Adjustment based on the contractual agreements with PFPC, Inc. as administrator for the combined fund.

(d)  Assumes the elimination of 12b-1 fees.
(e) Adjustment based on the contractual agreement with the transfer agent for the combined fund
(f) Adjustment based on the contractual agreements with the custodian for the combined fund.

(g) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.
(h)  Adjustment to decrease CSAM waiver and reduce total expense ratio.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Following is a summary of significant accounting policies, which are consistently followed by International Focus/International Small
Company/International Equity in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

     SECURITY VALUATION - Securities traded on a U.S. or foreign stock exchange, or the Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

     FOREIGN CURRENCY TRANSACTIONS - The books and records of each fund is maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in market prices of debt securities.


     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

     FEDERAL INCOME TAXES - International Focus/International Small Company/International Equity intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared in December.

     OTHER - The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risks (key information may be inaccurate or unavailable), and political risks (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes. Other risks of investing on foreign securities include liquidity and valuation risks.

     Each Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involve higher levels of risks, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Funds to Increased volatility or substantial declines in value.

     The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.